   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 27, 2000

                                                           FILE NOS.:  333-66203

                                                                       811-09081

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                         POST-EFFECTIVE AMENDMENT NO. 2                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 4                               /X/
                              -------------------

                 MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND

                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after the effective date of this registration statement

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                   ____ immediately upon filing pursuant to paragraph (b)
                   _X_   on December 29, 2000 pursuant to paragraph (b)
                    ____ 60 days after filing pursuant to paragraph (a)
                    ____ on (date) pursuant to paragraph (a) of rule 485. AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  PROSPECTUS - DECEMBER 29, 2000


Morgan Stanley Dean Witter
                                                              INTERNATIONAL FUND

                                 [COVER PHOTO]

                               A MUTUAL FUND THAT SEEKS LONG-TERM CAPITAL GROWTH

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon
    the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS


The Fund                  Investment Objective..................................                   1
                          Principal Investment Strategies.......................                   1
                          Principal Risks.......................................                   2
                          Fees and Expenses.....................................                   4
                          Additional Investment Strategy Information............                   5
                          Additional Risk Information...........................                   6
                          Fund Management.......................................                   7

Shareholder Information   Pricing Fund Shares...................................                   9
                          How to Buy Shares.....................................                   9
                          How to Exchange Shares................................                  11
                          How to Sell Shares....................................                  12
                          Distributions.........................................                  14
                          Tax Consequences......................................                  15
                          Share Class Arrangements..............................                  15

Financial Highlights      ......................................................                  23

Our Family of Funds       ......................................................   Inside Back Cover

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

[Sidebar]
CAPITAL GROWTH
AN INVESTMENT OBJECTIVE HAVING THE GOAL OF SELECTING SECURITIES WITH THE POTENTIAL TO RISE IN PRICE RATHER THAN PAY OUT INCOME.
MSCI EAFE COUNTRIES
INCLUDE AUSTRALIA, JAPAN, NEW ZEALAND, MOST NATIONS IN WESTERN EUROPE, HONG KONG AND SINGAPORE.
[End Sidebar]

THE FUND

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Morgan Stanley Dean Witter International Fund seeks long-term capital growth.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

           The Fund will normally invest at least 65% of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., and its "Sub-Advisor" -- Morgan Stanley Dean Witter Investment Management Inc. -- use a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection.



           COUNTRY AND SECTOR SELECTION. The Sub-Advisor first considers the countries and sectors represented in the Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index. The Sub-Advisor -- on an ongoing basis -- establishes the proportion or weighting for each country and/or sector (eg., overweight, underweight or neutral) relative to the Index for investment by the Fund. The Sub-Advisor may also choose to overweight or underweight particular sectors, such as telecommunications or banking, within each country or region. In making its determinations, it evaluates factors such as valuation, economic outlook, corporate earnings growth, inflation, liquidity and risk characteristics, investor sentiment, interest rates, and currency outlook. The Fund will invest in at least three separate countries.



           STOCK SELECTION. The Sub-Advisor invests the Fund's assets within each country and/or sector based on its assigned weighting. Within each country or sector, the Sub-Advisor will try to match the performance of a broad local market index by investing in optimized "baskets" of common stocks and other equity securities, which may include depository receipts, preferred securities and convertible securities. In most cases, the MSCI Index for that country will be used as the benchmark index.



           In addition to the securities discussed above, the Fund may also invest in equity and/or fixed-income and convertible securities of issuers located anywhere in the world, including the United States; securities of other investment companies; forward currency contracts and futures on stock indexes. The Fund may invest up to 10% of its net assets in securities of companies located in emerging market countries.


           Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depository receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

           In pursuing the Fund's investment objective, the Investment Manager and/or Sub-Advisor have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis -- and which trading strategies they use. For example, the Investment Manager and/or Sub-Advisor in their discretion may determine to use some permitted trading strategies while not using others.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
           There is no assurance that the Fund will achieve its investment objective. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

           A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.


           FOREIGN SECURITIES. The Fund's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.



           Foreign securities (including depository receipts) also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitation on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a particular region and/or country in which the Fund invests could cause a substantial decline in value of the portfolio. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.


           Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlement of the Fund's trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Delays in purchasing securities may result in the Fund losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Fund due to subsequent declines in value of the securities.



           The foreign securities in which the Fund invests may be issued by companies located in emerging market countries. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.


           OTHER RISKS. The performance of the Fund also will depend on whether the Investment Manager and/or Sub-Advisor are successful in pursuing the Fund's investment strategy. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in the securities of other investment companies, forward currency contracts and futures on stock indexes. For more information about these risks, see the "Additional Risk Information" section.

           Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[Sidebar]
SHAREHOLDER FEES
THESE FEES ARE PAID DIRECTLY FROM YOUR INVESTMENT.

ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED OCTOBER 31, 2000.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four Classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.


                                                              CLASS A  CLASS B  CLASS C   CLASS D
-------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                5.25%(1) None      None      None
-------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
 redemption)                                                  None(2)  5.00%(3) 1.00%(4)   None
-------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------
 Management fee                                               1.00%    1.00%    1.00%     1.00%
-------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.25%    1.00%    1.00%      None
-------------------------------------------------------------------------------------------------
 Other expenses                                               0.22%    0.22%    0.22%     0.22%
-------------------------------------------------------------------------------------------------
 Total annual Fund operating expenses                         1.47%    2.22%    2.22%     1.22%
-------------------------------------------------------------------------------------------------


1    Reduced for purchases of $25,000 and over.
2 Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.
3 The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
4    Only applicable if you sell your shares within one year after purchase.

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.


                                      IF YOU SOLD YOUR SHARES:             IF YOU HELD YOUR SHARES:
                                 ----------------------------------   ----------------------------------
                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS  10 YEARS
                ---------------------------------------------------   ----------------------------------
                 CLASS A          $667    $965    $1,286    $2,190     $667    $965    $1,286    $2,190
                ---------------------------------------------------   ----------------------------------
                 CLASS B          $725    $994    $1,390    $2,554     $225    $694    $1,190    $2,554
                ---------------------------------------------------   ----------------------------------
                 CLASS C          $325    $694    $1,190    $2,554     $225    $694    $1,190    $2,554
                ---------------------------------------------------   ----------------------------------
                 CLASS D          $124    $387    $  670    $1,477     $124    $387    $  670    $1,477
                ---------------------------------------------------   ----------------------------------


           Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


           The Fund was recently organized and, as of the date of this PROSPECTUS, had no historical performance to report.


[ICON]  ADDITIONAL INVESTMENT STRATEGY INFORMATION
--------------------------------------------------------------------------------


           This section provides additional information relating to the Fund's principal investment strategies.



           OTHER GLOBAL SECURITIES. The Fund may invest up to 35% of its net assets in equity and/ or fixed-income and convertible securities of issuers located anywhere in the world, including the United States.



           INVESTMENT COMPANIES. The Fund may invest up to 10% of its net assets in securities issued by other investment companies. The Investment Manager and/or Sub-Advisor may view these investments as necessary to participate in certain foreign markets where direct investment by the Fund may be difficult or impracticable.



           EMERGING MARKET COUNTRIES. The Fund may invest up to 10% of its net assets in securities of companies located in emerging market countries. These are countries that major financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and most nations located in Western Europe. With regard to investments in emerging market countries, the Fund may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries.

           FORWARD CURRENCY CONTRACTS. The Fund's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Fund may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated or to gain exposure to currencies underlying various securities or financial instruments held in its portfolio.

           FUTURES ON STOCK INDEXES. The Fund may invest in futures on stock indexes. Futures on stock indexes may be used to facilitate allocation of the Fund's investments among asset classes, to increase or decrease the Fund's exposure to the stock or bond markets, to generate income, or to seek to protect against decline in securities prices or increases in prices of securities that may be purchased.


           DEFENSIVE INVESTING. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager and/or Sub-Advisor believe it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.



           The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations will not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.


[ICON]  ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
           This section provides additional information relating to the principal risks of investing in the Fund.

           FIXED-INCOME AND CONVERTIBLE SECURITIES. All fixed-income securities, such as corporate debt, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.


           Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAD APPROXIMATELY $150 BILLION IN ASSETS UNDER MANAGEMENT AS OF NOVEMBER 30, 2000.

[End Sidebar]

           A portion of the fixed-income convertible securities in which the Fund may invest may be rated below investment grade. Securities rated below investment grade are commonly known as "junk bonds" and have speculative credit risk characteristics.

           FORWARD CURRENCY CONTRACTS. The Fund's participation in forward currency contracts also involves risks. If the Investment Manager and/or Sub-Advisor employs a strategy that does not correlate well with the Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Fund's volatility and may involve a significant risk.

           FUTURES ON STOCK INDEXES. If the Fund invests in futures on stock indexes, its participation in these markets would subject the Fund to investment risks to which the Fund would not be subject absent the use of these strategies. If the Investment Manager's and/or Sub-Advisor's predictions of movements in the direction of the stock index are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of futures on stock indexes include, for example, the possible imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument.

[ICON]  FUND MANAGEMENT
--------------------------------------------------------------------------------
           The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and supervise the investment of its assets. The Investment Manager has, in turn, contracted with the Sub-Advisor -- Morgan Stanley Dean Witter Investment Management Inc. - to invest the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.


           The Sub-Advisor managed approximately $97 billion as of October 31, 2000 primarily for employee benefit plans, investment companies, endowments, foundations and wealthy individuals. The Sub-Advisor also is a subsidiary of Morgan Stanley Dean Witter & Co. Its main business office is located at 1221 Avenue of the Americas, New York, NY 10020.

           Ann D. Thivierge and Barton M. Biggs are the primary portfolio managers of the Fund. Ann D. Thivierge is a Managing Director of the Sub-Advisor. She is primarily responsible for managing the Active International Allocation EAFE strategy since June 1995. Barton M. Biggs has been the Chairman and a Director of the Sub-Advisor since 1980 and a Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a director and chairman of various registered investment companies to which the Sub-Advisor and certain of its affiliates provide investment advisory services.



           The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. The Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of this fee. For the fiscal year ended October 31, 2000, the Fund accrued total compensation to the Investment Manager amounting to 1.00% of the Fund's average daily net assets.

[Sidebar]
CONTACTING A FINANCIAL ADVISOR
IF YOU ARE NEW TO THE MORGAN STANLEY DEAN WITTER FAMILY OF FUNDS AND WOULD LIKE TO CONTACT A FINANCIAL ADVISOR, CALL (877) 937-MSDW
(TOLL-FREE) FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY DEAN WITTER OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT:


WWW.MSDWADVICE.COM/FUNDS

[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

           The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.


           The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager and/or Sub-Advisor determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your shares.


           An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]  HOW TO BUY SHARES
--------------------------------------------------------------------------------
           You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

           Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

[Sidebar]
EASYINVEST-SM-
A PURCHASE PLAN THAT ALLOWS YOU TO TRANSFER MONEY AUTOMATICALLY FROM YOUR CHECKING OR SAVINGS ACCOUNT OR FROM A MONEY MARKET FUND ON A SEMI-MONTHLY, MONTHLY OR QUARTERLY BASIS. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]

    When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Fund shares.

                                     MINIMUM INVESTMENT AMOUNTS
                                     --------------------------------------------------------------------------------------------
                                                                                                              MINIMUM INVESTMENT
                                                                                                              -------------------
                                     INVESTMENT OPTIONS                                                       INITIAL  ADDITIONAL
                                     --------------------------------------------------------------------------------------------
                                      Regular Accounts                                                        $1,000     $100
                                     --------------------------------------------------------------------------------------------
                                      Individual Retirement Accounts:    Regular IRAs                         $1,000     $100
                                                                         Education IRAs                       $  500     $100
                                     --------------------------------------------------------------------------------------------
                                      EASYINVEST-SM-
                                      (Automatically from your checking
                                      or savings account or Money
                                      Market Fund)                                                            $  100*    $100*
                                     --------------------------------------------------------------------------------------------

                                     *    Provided your schedule of investments
                                          totals $1,000 in twelve months.


    There is no minimum investment amount if you purchase Fund shares through:
    (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in Section 529 of the Internal Revenue Code and
    (ii) certain other investment programs that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts.


    INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.

    SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

    - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

    - Make out a check for the total amount payable to: Morgan Stanley Dean Witter International Fund.

    - Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[ICON]  HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

    PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. In addition, Class A shares of the Fund may be exchanged for shares of an FSC fund (funds subject to a front-end sales charge). See the inside back cover of this PROSPECTUS for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's current prospectus for its designation.



    Exchanges may be made after shares of the fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.


    EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.


    An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market
    Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.


    The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

    TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

    Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

    MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.


    TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.


    You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.


    LIMITATIONS ON EXCHANGES. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Dean Witter Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.


    CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this PROSPECTUS for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

    For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call (800) 869-NEWS.

[ICON]  HOW TO SELL SHARES
--------------------------------------------------------------------------------
    You can sell some or all of your Fund shares at any time. If you sell
    Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

                OPTIONS             PROCEDURES
                --------------------------------------------------------------------------------
                 Contact your       To sell (redeem) your shares, simply call your Morgan
                 Financial Advisor  Stanley Dean Witter Financial Advisor or other authorized financial representative.
                                    ------------------------------------------------------------
                 ICON               Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
                --------------------------------------------------------------------------------
                 By Letter          You can also sell your shares by writing a "letter of
                                    instruction" that includes:
                 ICON               - your account number;
                                    - the dollar amount or the number of shares you wish to
                                      sell;
                                    - the Class of shares you wish to sell; and
                                    - the signature of each owner as it appears on the account.
                                    ------------------------------------------------------------

                OPTIONS             PROCEDURES
                --------------------------------------------------------------------------------
                 By Letter,         If you are requesting payment to anyone other than the
                 continued          registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                                    pre-designated bank account, you will need a signature
                                    guarantee. You can obtain a signature guarantee from an
                                    eligible guarantor acceptable to Morgan Stanley Dean Witter
                                    Trust FSB. (You should contact Morgan Stanley Dean Witter
                                    Trust FSB at (800) 869-NEWS for a determination as to
                                    whether a particular institution is an eligible guarantor.)
                                    A notary public CANNOT provide a signature guarantee.
                                    Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                                    ------------------------------------------------------------
                                    Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                                    P.O. Box 983, Jersey City, NJ 07303. If you hold share
                                    certificates, you must return the certificates, along with the letter and any required additional documentation.
                                    ------------------------------------------------------------
                                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                                    instructions.
                --------------------------------------------------------------------------------
                 Systematic         If your investment in all of the Morgan Stanley Dean Witter
                 Withdrawal Plan    Family of Funds has a total market value of at least
                 ICON               $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                                    semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                                    ------------------------------------------------------------
                                    Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                                    section of this PROSPECTUS.
                                    ------------------------------------------------------------
                                    To sign up for the Systematic Withdrawal Plan, contact your
                                    Morgan Stanley Dean Witter Financial Advisor or call
                                    (800) 869-NEWS. You may terminate or suspend your plan at
                                    any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately
                                    may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                --------------------------------------------------------------------------------


    PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

    Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

    TAX CONSIDERATIONS. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

    REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

    INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account)

[Sidebar]
TARGETED DIVIDENDS -SM-
YOU MAY SELECT TO HAVE YOUR FUND DISTRIBUTIONS AUTOMATICALLY INVESTED IN OTHER CLASSES OF FUND SHARES OR CLASSES OF ANOTHER MORGAN STANLEY DEAN WITTER FUND THAT YOU OWN. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]

           whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST -SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

           However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

           MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
           The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."


           The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.



           Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Fund shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

           Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

           - The Fund makes distributions; and

           - You sell Fund shares, including an exchange to another Morgan Stanley Dean Witter Fund.

           TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.


           If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect to permit shareholders to take a credit or deduction on their federal income tax return for foreign taxes paid by the Fund.



           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


           TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

           When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]  SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
           The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

[Sidebar]
FRONT-END SALES
CHARGE OR FSC
AN INITIAL SALES CHARGE YOU PAY WHEN PURCHASING CLASS A SHARES THAT IS BASED ON A PERCENTAGE OF THE OFFERING PRICE. THE PERCENTAGE DECLINES BASED UPON THE DOLLAR VALUE OF CLASS A SHARES YOU PURCHASE. WE OFFER THREE WAYS TO REDUCE YOUR CLASS A SALES CHARGES - THE COMBINED PURCHASE PRIVILEGE, RIGHT OF ACCUMULATION AND LETTER OF INTENT.
[End Sidebar]

           The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

           The chart below compares the sales charge and annual 12b-1 fee applicable to each Class:

                                                                     MAXIMUM
                CLASS  SALES CHARGE                              ANNUAL 12B-1 FEE
                -----------------------------------------------------------------
                 A     Maximum 5.25% initial sales charge
                       reduced for purchase of $25,000 or more;
                       shares sold without an initial sales
                       charge are generally subject to a 1.0%
                       CDSC during the first year                        0.25%
                -----------------------------------------------------------------
                 B     Maximum 5.0% CDSC during the first year
                       decreasing to 0% after six years                  1.0%
                -----------------------------------------------------------------
                 C     1.0% CDSC during the first year                   1.0%
                -----------------------------------------------------------------
                 D     None                                        None
                -----------------------------------------------------------------

         CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

         The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                                                          FRONT-END SALES CHARGE
                                                                               ---------------------------------------------
                                                                                   PERCENTAGE OF      APPROXIMATE PERCENTAGE
                                     AMOUNT OF SINGLE TRANSACTION              PUBLIC OFFERING PRICE  OF NET AMOUNT INVESTED
                                     ---------------------------------------------------------------------------------------
                                      Less than $25,000                                    5.25%                   5.54%
                                     ---------------------------------------------------------------------------------------
                                      $25,000 but less than $50,000                        4.75%                   4.99%
                                     ---------------------------------------------------------------------------------------
                                      $50,000 but less than $100,000                       4.00%                   4.17%
                                     ---------------------------------------------------------------------------------------
                                      $100,000 but less than $250,000                      3.00%                   3.09%
                                     ---------------------------------------------------------------------------------------
                                      $250,000 but less than $1 million                    2.00%                   2.04%
                                     ---------------------------------------------------------------------------------------
                                      $1 million and over                                  0.00%                   0.00%
                                     ---------------------------------------------------------------------------------------

           The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

           - A single account (including an individual, trust or fiduciary account).

           - Family member accounts (limited to husband, wife and children under the age of 21).

           - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

           - Tax-exempt organizations.

           - Groups organized for a purpose other than to buy mutual fund shares.

           COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.


           RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase
           Class D shares of any fund subject to the fund's minimum initial investment requirement.



           You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.



           LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of Intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a Letter of Intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative or by calling
           (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.


           OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or CDSC upon sale) if your account qualifies under one of the following categories:

           - A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.

           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.


           - Qualified state tuition plans described in Section 529 of the Internal Revenue Code (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.



           - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Morgan Stanley Dean Witter's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.


           - An MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

           - A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to the purchase of Fund shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.


           - Current or retired Directors or Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.


           - Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

[Sidebar]
CONTINGENT DEFERRED SALES CHARGE OR CDSC
A FEE YOU PAY WHEN YOU SELL SHARES OF CERTAIN MORGAN STANLEY DEAN WITTER FUNDS PURCHASED WITHOUT AN INITIAL SALES CHARGE. THIS FEE DECLINES THE LONGER YOU HOLD YOUR SHARES AS SET FORTH IN THE TABLE.
[End Sidebar]

         CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

                                                                               CDSC AS A PERCENTAGE
                                     YEAR SINCE PURCHASE PAYMENT MADE           OF AMOUNT REDEEMED
                                     --------------------------------------------------------------
                                      First                                                5.0%
                                     --------------------------------------------------------------
                                      Second                                               4.0%
                                     --------------------------------------------------------------
                                      Third                                                3.0%
                                     --------------------------------------------------------------
                                      Fourth                                               2.0%
                                     --------------------------------------------------------------
                                      Fifth                                                2.0%
                                     --------------------------------------------------------------
                                      Sixth                                                1.0%
                                     --------------------------------------------------------------
                                      Seventh and thereafter                        None
                                     --------------------------------------------------------------

           Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

           CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

           - Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

           - Sales in connection with the following retirement plan "distributions:" (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

           - Sales of shares held for you as a participant in an MSDW Eligible Plan.


           - Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

           - Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, mandatory sale or transfer restrictions on termination.

           All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

           DISTRIBUTION FEE. Class B shares are subject to an annual distribution (12b-1) fee of 1.0% of the average daily net assets of Class B.


           CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. Class B shares acquired in exchange for shares of another Morgan Stanley Dean Witter Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.


           In the case of Class B shares held in an MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

           Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

           If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

           EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

           For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Dean Witter
           Multi - Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that fund up to the amount of any applicable CDSC.



           In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.


         CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

           DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases
           Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

         CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following investor categories:

           - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.


           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services. With respect to Class D shares held through the Morgan Stanley Dean Witter Choice Program, at such time as those Fund shares are no longer held through the program, the shares will be automatically converted into Class A shares (which are subject to higher expenses than Class D shares) based on the then current relative net asset values of the two classes.



           - Certain investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor. However, Class D shares are not offered for investments made through Section 529 plans (regardless of the size of the investment).


           - Employee benefit plans maintained by Morgan Stanley Dean Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

           - Certain unit investment trusts sponsored by Dean Witter Reynolds.

           - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

           - Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.


           MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million
           ($25 million for certain MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.


         NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.


         PLAN OF DISTRIBUTION (RULE 12b-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout the period. The total return in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



The information for the fiscal year ended October 31, 2000 has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. The financial highlights for prior fiscal periods have been audited by other independent accountants.



                                          FOR THE YEAR ENDED  FOR THE PERIOD JUNE 28, 1999*
                                           OCTOBER 31, 2000     THROUGH OCTOBER 31, 1999
-------------------------------------------------------------------------------------------
 CLASS A SHARES ++
-------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $10.57                   $10.00
-------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
    Net investment income                         0.11                     0.01
    Net realized and unrealized gain
    (loss)                                       (0.39)                    0.56
                                                ------                   ------
 Total income (loss) from investment
 operations                                      (0.28)                    0.57
-------------------------------------------------------------------------------------------
 Net asset value, end of period                 $10.29                   $10.57
-------------------------------------------------------------------------------------------

 TOTAL RETURN+                                   (2.65)%                   5.70%(1)
-------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS(3):
-------------------------------------------------------------------------------------------
 Expenses                                         1.47 %                   1.81%(2)
-------------------------------------------------------------------------------------------
 Net investment income                            0.95 %                   0.31%(2)
-------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands       $46,535                  $38,506
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                            84 %                     14%(1)
-------------------------------------------------------------------------------------------


* Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                          FOR THE YEAR ENDED  FOR THE PERIOD JUNE 28, 1999*
                                           OCTOBER 31, 2000     THROUGH OCTOBER 31, 1999
-------------------------------------------------------------------------------------------
 CLASS B SHARES
-------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $10.55                   $10.00
-------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
    Net investment income (loss)                  0.02                    (0.02)
    Net realized and unrealized gain
    (loss)                                       (0.38)                    0.57
                                                ------                   ------
 Total income (loss) from investment
 operations                                      (0.36)                    0.55
-------------------------------------------------------------------------------------------
 Net asset value, end of period                 $10.19                   $10.55
-------------------------------------------------------------------------------------------

 TOTAL RETURN+                                   (3.41)%                   5.50 %(1)
-------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS(3):
-------------------------------------------------------------------------------------------
 Expenses                                         2.22 %                   2.56 %(2)
-------------------------------------------------------------------------------------------
 Net investment income (loss)                     0.20 %                  (0.44)%(2)
-------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands      $561,375                 $465,258
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                            84 %                     14 %(1)
-------------------------------------------------------------------------------------------

* Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                          FOR THE YEAR ENDED  FOR THE PERIOD JUNE 28, 1999*
                                           OCTOBER 31, 2000     THROUGH OCTOBER 31, 1999
-------------------------------------------------------------------------------------------
 CLASS C SHARES
-------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $10.55                   $10.00
-------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
    Net investment income (loss)                  0.02                    (0.02)
    Net realized and unrealized gain
    (loss)                                       (0.38)                    0.57
                                                ------                   ------
 Total income (loss) from investment
 operations                                      (0.36)                    0.55
-------------------------------------------------------------------------------------------
 Net asset value, end of period                 $10.19                   $10.55
-------------------------------------------------------------------------------------------

 TOTAL RETURN+                                   (3.41)%                   5.50 %(1)
-------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS(3):
-------------------------------------------------------------------------------------------
 Expenses                                         2.22 %                   2.56 %(2)
-------------------------------------------------------------------------------------------
 Net investment income (loss)                     0.20 %                  (0.44)%(2)
-------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands       $69,640                  $69,811
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                            84 %                     14 %(1)
-------------------------------------------------------------------------------------------

* Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                          FOR THE YEAR ENDED  FOR THE PERIOD JUNE 28, 1999*
                                           OCTOBER 31, 2000     THROUGH OCTOBER 31, 1999
-------------------------------------------------------------------------------------------
 CLASS D SHARES
-------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $10.58                   $10.00
-------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                         0.15                     0.01
    Net realized and unrealized gain
    (loss)                                       (0.41)                    0.57
                                                ------                   ------
 Total income (loss) from investment
 operations                                      (0.26)                    0.58
-------------------------------------------------------------------------------------------
 Net asset value, end of period                 $10.32                   $10.58
-------------------------------------------------------------------------------------------

 TOTAL RETURN+                                   (2.46)%                   5.80(1)
-------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS(3):
-------------------------------------------------------------------------------------------
 Expenses                                         1.22 %                   1.56(2)
-------------------------------------------------------------------------------------------
 Net investment income                            1.20 %                   0.56(2)
-------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands       $98,465                   $1,336
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                            84 %                     14(1)
-------------------------------------------------------------------------------------------

* Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

NOTES

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
NOTES

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                      ----------------------------------------------------------

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
        The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
 GROWTH FUNDS
---------------------------------

GROWTH FUNDS
Aggressive Equity Fund

All Star Growth Fund

American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Growth Fund
Market Leader Trust
Mid-Cap Equity Trust

New Discoveries Fund

Next Generation Trust
Small Cap Growth Fund
Special Value Fund

Tax-Managed Growth Fund

21st Century Trend Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities

Technology Fund


GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas"
  Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund
--------------------------------------------------------------------------------

 GROWTH & INCOME FUNDS

---------------------------------


GROWTH & INCOME FUNDS

Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds - Domestic Portfolio

Income Builder Fund

S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value Fund
Value-Added Market Series/Equity Portfolio

THEME FUNDS
Real Estate Fund
Utilities Fund

GLOBAL FUNDS
Global Dividend Growth Securities
Global Utilities Fund
--------------------------------------------------------------------------------
 INCOME FUNDS
---------------------------------

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)

GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
---------------------------------

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)

New York Municipal Money Market Trust (MM)

Tax-Free Daily Income Trust (MM)

There may be funds created after this PROSPECTUS was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                  PROSPECTUS - DECEMBER 29, 2000

Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:
                                 (800) 869-NEWS
You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                            www.msdwadvice.com/funds


Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

 TICKER SYMBOLS:

  CLASS A:   INLAX      CLASS C:   INLCX
--------------------  --------------------

  CLASS B:   INLBX      CLASS D:   INLDX
--------------------  --------------------

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-09081)
                                   MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND

                               [BACK COVER PHOTO]

                                                        A MUTUAL FUND THAT SEEKS
                                                        LONG-TERM CAPITAL GROWTH

STATEMENT OF ADDITIONAL INFORMATION


DECEMBER 29, 2000

                                             MORGAN STANLEY DEAN WITTER
                                             INTERNATIONAL FUND

----------------------------------------------------------------------


    This STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. The PROSPECTUS dated (December 29, 2000) for Morgan Stanley Dean Witter International Fund may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.



Morgan Stanley Dean Witter
International Fund
Two World Trade Center
New York, NY 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


   I.  Fund History................................................    4

  II.  Description of the Fund and Its Investments and Risks.......    4

       A. Classification...........................................    4

       B. Investment Strategies and Risks..........................    4

       C. Fund Policies/Investment Restrictions....................   13

 III.  Management of the Fund......................................   14

       A. Board of Trustees........................................   14

       B. Management Information...................................   15

       C. Compensation.............................................   19

  IV.  Control Persons and Principal Holders of Securities.........   21

   V.  Investment Management and Other Services....................   21

       A. Investment Manager and Sub-Advisor.......................   21

       B. Principal Underwriter....................................   22

       C. Services Provided by the Investment Manager and
          Sub-Advisor..............................................   22

       D. Dealer Reallowances......................................   23

       E. Rule 12b-1 Plan..........................................   23

       F. Other Service Providers..................................   27

       G. Codes of Ethics..........................................   28

  VI.  Brokerage Allocation and Other Practices....................   28

       A. Brokerage Transactions...................................   28

       B. Commissions..............................................   28

       C. Brokerage Selection......................................   29

       D. Directed Brokerage.......................................   30

       E. Regular Broker-Dealers...................................   30

 VII.  Capital Stock and Other Securities..........................   30

VIII.  Purchase, Redemption and Pricing of Shares..................   31

       A. Purchase/Redemption of Shares............................   31

       B. Offering Price...........................................   31

  IX.  Taxation of the Fund and Shareholders.......................   32

   X.  Underwriters................................................   34

  XI.  Calculation of Performance Data.............................   35

 XII.  Financial Statements........................................   36

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Chase Manhattan Bank.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.


"FUND"--Morgan Stanley Dean Witter International Fund, a registered open-end investment company.


"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"SUB-ADVISOR"--Morgan Stanley Dean Witter Investment Management Inc., a subsidiary of MSDW.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------


    The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on October 23, 1998.


II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company whose investment objective is long-term capital growth.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information."

    U.S. GOVERNMENT SECURITIES. Securities issued by the U.S. Government, its agencies or instrumentalities in which the Fund may invest include:

        (1) U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

        (2) Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing such obligations are the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to 30 years.

    Neither the value nor the yield of the U.S. Government securities which may be invested in by the Fund are guaranteed by the U.S. Government. Such values and yield will fluctuate with changes in prevailing interest rates and other factors. Generally, as prevailing interest rates rise, the value of any U.S. Government securities held by the Fund will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities.

    CONVERTIBLE SECURITIES. The Fund may invest in fixed-income securities and/or equity securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objective. Up to 5% of the Fund's net assets may be invested in fixed-income convertible securities rated below investment grade or, if unrated, of comparable quality as determined by the Sub-Advisor or the Investment Manager. Securities rated below investment grade are the equivalent of high yield, high risk bonds (commonly known as "junk bonds").


    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") as a hedge against fluctuations in future foreign exchange rates. The Fund may conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. Forward contracts only will be entered into with United States banks and their foreign branches, insurance companies and other dealers or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


    The Fund may enter into forward contracts under various circumstances. The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which the Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    The Investment Manager also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

    The Fund will not enter into forward currency contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities.

    Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

    The Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

    Forward currency contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund's volatility and may involve a significant amount of risk relative to the investment of cash.

    OPTION AND FUTURES TRANSACTIONS. The Fund may engage in transactions in listed options. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange, at the exercise price.

    COVERED CALL WRITING. The Fund is permitted to write covered call options on portfolio securities and on the U.S. dollar and foreign currencies in which they are denominated, without limit. The Fund will receive from the purchaser, in return for a call it has written, a "premium;" i.e., the price of the option. Receipt of these premiums may better enable the Fund to earn a higher level of current income than it would earn from holding the underlying securities (or currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (or currencies) underlying the option decline in value.

    The Fund may be required, at any time during the option period, to deliver the underlying security (or currency) against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

    A call option is "covered" if the Fund owns the underlying security subject to the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional consideration (in cash, Treasury bills or other liquid portfolio securities) held in a segregated account on the Fund's books) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or
(ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid portfolio securities in a segregated account on the Fund's books.

    Options written by the Fund normally have expiration dates of from up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    COVERED PUT WRITING. A writer of a covered put option incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, the Fund would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). During the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (or currency). A put option is "covered" if the Fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account on the Fund's books, or holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The aggregate value of the obligations underlying puts may not exceed 50% of the Fund's assets. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

    PURCHASING CALL AND PUT OPTIONS. The Fund may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. The purchase of a call option would enable the Fund, in return for the premium paid to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable the Fund, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option.

    OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts.

    OTC OPTIONS. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. The Fund will engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers.

    RISKS OF OPTIONS TRANSACTIONS. The successful use of options depends on the ability of the Investment Manager to forecast correctly interest rates, currency exchange rates and/or market movements. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the value of its denominated currency) increase, but has retained the risk of loss should the price of the underlying security (or the value of its denominated currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

    The Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction.

    Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    The markets in foreign currency options are relatively new and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    FUTURES CONTRACTS. The Fund may purchase and sell interest rate, currency and index futures contracts that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

    A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables the Fund to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.

    Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

    MARGIN. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.


    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash, U.S. Government securities or other liquid portfolio securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

    OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less
(more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Fund's net assets which may be subject to a hedge position.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which the Fund seeks a hedge. A correlation may also be distorted
(a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds;
(b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements;
(c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by the Investment Manager may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

    Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Fund's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

    If the Fund maintains a short position in a futures contract or has sold a call option in a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Fund, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.

    In addition, if the Fund holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Fund. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

    MONEY MARKET SECURITIES. The Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion. If the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grades by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and

    REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.


    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Sub-Advisor. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.


    REVERSE REPURCHASE AGREEMENTS. The Fund may also use reverse repurchase agreements for purposes of meeting redemptions or as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. These transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so.

    The Fund will establish a segregated account in which it will maintain cash, U.S. Government securities or other appropriate liquid portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements may not exceed 10% of the Fund's total assets. The Fund will make no purchases of portfolio securities while it is still subject to a reverse repurchase agreement.


    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its net assets.


    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

    WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Sub-Advisor determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also establish a segregated account on the Fund's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.


    The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's net assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund's total assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

    PRIVATE PLACEMENTS. The Fund may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

    Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Sub-Advisor, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 15% of the Fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

    WARRANTS AND SUBSCRIPTION RIGHTS. The Fund may acquire warrants and subscription rights attached to other securities. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.


    A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock.


C. FUND POLICIES/INVESTMENT RESTRICTIONS


    The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of
(a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.


    The Fund will:

    1.  Seek long-term capital growth.

The Fund MAY NOT:

    1. As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities).

    2. As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

    3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

    4. Purchase or sell real estate or interests therein (including real estate limited partnerships), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

    5. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor these programs.

    6. Purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell (write) interest rate, currency and stock and bond index futures contracts and related options thereon.

    7. Borrow money (except insofar as the Fund may be deemed to have borrowed by entrance into a reverse repurchase agreement up to an amount not exceeding 10% of the Fund's total assets), except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% of its total assets (not including the amount borrowed).

    8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.

    9. Issue senior securities as defined in the Investment Company Act, except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase or reverse repurchase agreement;
(b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling futures contracts, forward foreign exchange contracts or options; (d) borrowing money; or (e) lending portfolio securities.

    10. Make loans of money or securities, except: (a) by the purchase of publicly distributed debt obligations; (b) by investment in repurchase or reverse repurchase agreements; or (c) by lending its portfolio securities.

    11. Make short sales of securities or maintain a short position, unless at all times when a short position is open it either owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

    12. Purchase securities on margin, except for short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

    13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.


    14. Invest for the purpose of exercising control or management of any other issuer.


    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.



    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds (there were 93 such funds as of the calendar year ended December 31, 1999), are shown below.



  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael Bozic (59) ..........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Dean Witter Funds; formerly Vice
c/o Mayer, Brown & Platt                       Chairman of Kmart Corporation (December
Counsel to the Independent Trustees            1998-October 2000), Chairman and Chief
1675 Broadway                                  Executive Officer of Levitz Furniture
New York, New York                             Corporation (November 1995-November 1998) and
                                               President and Chief Executive Officer of Hills
                                               Department Stores (May 1991-July 1995);
                                               formerly variously Chairman, Chief Executive
                                               Officer, President and Chief Operating Officer
                                               (1987-1991) of the Sears Merchandise Group of
                                               Sears, Roebuck and Co.; Director of Weirton
                                               Steel Corporation.
Charles A. Fiumefreddo* (67) ................  Chairman, Director or Trustee and Chief
Chairman of the Board,                         Executive Officer of the Morgan Stanley Dean
Chief Executive Officer and Trustee            Witter Funds; formerly Chairman, Chief
Two World Trade Center                         Executive Officer and Director of the
New York, New York                             Investment Manager, the Distributor and MSDW
                                               Services Company; Executive Vice President and
                                               Director of Dean Witter Reynolds; Chairman and
                                               Director of the Transfer Agent; formerly
                                               Director and/or officer of various MSDW
                                               subsidiaries (until June 1998).

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Edwin J. Garn (68) ..........................  Director or Trustee of the Morgan Stanley Dean
Trustee                                        Witter Funds; formerly United States Senator
c/o Summit Ventures LLC                        (R- Utah)(1974-1992) and Chairman, Senate
1 Utah Center                                  Banking Committee (1980-1986); formerly Mayor
201 S. Main Street                             of Salt Lake City, Utah (1971-1974); formerly
Salt Lake City, Utah                           Astronaut, Space Shuttle Discovery (April
                                               12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (chemical company); Director of
                                               Franklin Covey (time management systems), BMW
                                               Bank of North America, Inc. (industrial loan
                                               corporation), United Space Alliance (joint ven-
                                               ture between Lockheed Martin and the Boeing
                                               Company) and Nuskin Asia Pacific (multilevel
                                               marketing); member of the Utah Regional
                                               Advisory Board of Pacific Corp.; member of the
                                               board of various civic and charitable
                                               organizations.
Wayne E. Hedien (66) ........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Dean Witter Funds; Director of The PMI
c/o Mayer, Brown & Platt                       Group, Inc. (private mortgage insurance);
Counsel to the Independent Trustee             Trustee and Vice Chairman of The Field Museum
1675 Broadway                                  of Natural History; formerly associated with
New York, New York                             the Allstate Companies (1966-1994), most
                                               recently as Chairman of The Allstate
                                               Corporation (March 1993-December 1994) and
                                               Chairman and Chief Executive Officer of its
                                               wholly-owned subsidiary, Allstate Insurance
                                               Company (July 1989-December 1994); director of
                                               various other business and charitable
                                               organizations.
James F. Higgins*(52)                          Chairman of the Private Client Group of MSDW
Trustee                                        (since August 2000); Director of the Transfer
Two World Trade Center                         Agent and Dean Witter Realty Inc.; Director or
New York, New York                             Trustee of the Morgan Stanley Dean Witter Funds
                                               (since June 2000); previously President and
                                               Chief Operating Officer of the Private Client
                                               Group of MSDW (May 1999-August 2000), President
                                               and Chief Operating Officer of Individual
                                               Securities of MSDW (February 1997-May 1999),
                                               President and Chief Operating Officer of Dean
                                               Witter Securities of MSDW (1995-February 1997),
                                               and President and Chief Operating Officer of
                                               Dean Witter Financial (1989-1995) and Director
                                               (1985-1997) of Dean Witter Reynolds.

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Dr. Manuel H. Johnson (51) ..................  Senior Partner, Johnson Smick
Trustee                                        International, Inc., a consulting firm;
c/o Johnson Smick International, Inc.          Co-Chairman and a founder of the Group of Seven
1133 Connecticut Avenue, N.W.                  Council (G7C), an international economic
Washington, D.C.                               commission; Chairman of the Audit Committee and
                                               Director or Trustee of the Morgan Stanley Dean
                                               Witter Funds, Director of Greenwich Capital
                                               Markets, Inc. (broker-dealer), Independence
                                               Standards Board (private sector organization
                                               governing independence of auditors) and
                                               NVR, Inc. (home construction); Chairman and
                                               Trustee of the Financial Accounting Foundation
                                               (oversight organization of the Financial
                                               Accounting Standards Board); formerly Vice
                                               Chairman of the Board of Governors of the
                                               Federal Reserve System and Assistant Secretary
                                               of the U.S. Treasury.
Michael E. Nugent (64) ......................  General Partner, Triumph Capital, L.P., a
Trustee                                        private investment partnership; Chairman of the
c/o Triumph Capital, L.P.                      Insurance Committee and Director or Trustee of
237 Park Avenue                                the Morgan Stanley Dean Witter Funds; formerly
New York, New York                             Vice President, Bankers Trust Company and BT
                                               Capital Corporation; director of various
                                               business organizations.
Philip J. Purcell* (57) .....................  Chairman of the Board of Directors and Chief
Trustee                                        Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                  and Novus Credit Services Inc.; Director of the
New York, New York                             Distributor; Director or Trustee of the Morgan
                                               Stanley Dean Witter Funds; Director of American
                                               Airlines, Inc. and its parent company, AMR
                                               Corporation; Director and/ or officer of
                                               various MSDW subsidiaries.
John L. Schroeder (70) ......................  Retired; Chairman of the Derivatives Committee
Trustee                                        and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                       Dean Witter Funds; Director of Citizens
Counsel to the Independent Trustees            Communications Company; (telecommunications
1675 Broadway                                  company), formerly Executive Vice President and
New York, New York                             Chief Investment Officer of the Home Insurance
                                               Company (August 1991-September 1995).

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Mitchell M. Merin (47) ......................  President and Chief Operating Officer of Asset
President                                      Management of MSDW (since December 1998);
Two World Trade Center                         President and Director (since April 1997) and
New York, New York                             Chief Executive Officer (since June 1998) of
                                               the Investment Manager and MSDW Services
                                               Company; Chairman, Chief Executive Officer and
                                               Director of the Distributor (since June 1998);
                                               Chairman and Chief Executive Officer (since
                                               June 1998) and Director (since January 1998) of
                                               the Transfer Agent; Director of various MSDW
                                               subsidiaries; President of the Morgan Stanley
                                               Dean Witter Funds (since May 1999); Trustee of
                                               various Van Kampen investment companies (since
                                               December 1999); previously Chief Strategic
                                               Officer of the Investment Manager and MSDW
                                               Services Company and Executive Vice President
                                               of the Distributor (April 1997-June 1998), Vice
                                               President of the Morgan Stanley Dean Witter
                                               Funds (May 1997-April 1999), and Executive Vice
                                               President of Dean Witter, Discover & Co.
Barry Fink (45) .............................  General Counsel of Asset Management of MSDW
Vice President,                                (since May 2000); Executive Vice President
Secretary and General Counsel                  (since December 1999) and Secretary and General
Two World Trade Center                         Counsel (since February 1997) and Director
New York, New York                             (since July 1998) of the Investment Manager and
                                               MSDW Services Company, Vice President,
                                               Secretary and General Counsel of the Morgan
                                               Stanley Dean Witter Funds (since February
                                               1997); Vice President and Secretary of the
                                               Distributor, previously, Senior Vice President
                                               (March 1997-December 1999), First Vice
                                               President, Assistant Secretary and Assistant
                                               General Counsel of the Investment Manager and
                                               MSDW Services Company.
Thomas F. Caloia (54) .......................  First Vice President and Assistant Treasurer of
Treasurer                                      the Investment Manager, the Distributor and
Two World Trade Center                         MSDW Services Company; Treasurer of the Morgan
New York, New York                             Stanley Dean Witter Funds.


------------------------

* Denotes Trustees who are "interested persons" of the Fund, as defined in the Investment Company Act.



    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and MARK BAVOSO, Senior Vice President of the Investment Manager, are Vice Presidents of the Fund.



    In addition, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, Senior Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, MARILYN K. CRANNEY and TODD LEBO, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and NATASHA KASSIAN, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.


    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.


    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.



    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.


    The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

    Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION


    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the

Independent Trustees and/or more than one Committee meeting, take place on a single day, the Directors are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.



    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended October 31, 2000.



                               FUND COMPENSATION

                                                             AGGREGATE
                                                             COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                  FROM THE FUND
------------------------------------------------------------   ------

Michael Bozic...............................................   $1,550
Edwin J. Garn...............................................    1,600
Wayne E. Hedien.............................................    1,600
Dr. Manuel H. Johnson.......................................    2,350
Michael E. Nugent...........................................    2,100
John L. Schroeder...........................................    2,050


    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.

            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS

                                                             TOTAL CASH
                                                             COMPENSATION
                                                             FOR SERVICES
                                                             TO 93 MORGAN
                                                             STANLEY DEAN
NAME OF INDEPENDENT TRUSTEE                                  WITTER FUNDS
------------------------------------------------------------  --------
Michael Bozic...............................................  $134,600
Edwin J. Garn...............................................   138,700
Wayne E. Hedien.............................................   138,700
Dr. Manuel H. Johnson.......................................   208,638
Michael E. Nugent...........................................   193,324
John L. Schroeder...........................................   193,324


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, not including the Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.



    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

------------------------
1 An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 55 Morgan Stanley Dean Witter Funds (not including the Fund) for the calendar year ended December 31, 1999, and the estimated retirement benefits for the Fund's Independent Trustees, to commence upon their retirement, from the 55 Morgan Stanley Dean Witter Funds (not including the Fund) as of the calendar year ended December 31, 1999.

         RETIREMENT BENEFITS FROM ALL MORGAN STANLEY DEAN WITTER FUNDS

                                  FOR ALL ADOPTING FUNDS
                               ----------------------------
                                ESTIMATED
                                 CREDITED
                                 YEARS OF       ESTIMATED         RETIREMENT        ESTIMATED ANNUAL
                                SERVICE AT    PERCENTAGE OF    BENEFITS ACCRUED       BENEFITS UPON
                                RETIREMENT      ELIGIBLE      AS EXPENSES BY ALL   RETIREMENT FROM ALL
NAME OF INDEPENDENT TRUSTEE    (MAXIMUM 10)   COMPENSATION      ADOPTING FUNDS      ADOPTING FUNDS(2)
---------------------------    ------------   ------------      --------------      -----------------
Michael Bozic................       10           60.44%             $20,933              $ 50,588
Edwin J. Garn................       10           60.44               31,737                50,675
Wayne E. Hedien..............        9           51.37               39,566                43,000
Dr. Manuel H. Johnson........       10           60.44               13,129                75,520
Michael E. Nugent............       10           60.44               23,175                67,209
John L. Schroeder............        8           50.37               41,558                52,994

------------------------
2 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 20.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    No persons owned 5% or more of the Shares of the Fund as of December 7, 2000.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of common stock of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER AND SUB-ADVISOR

    The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    The Sub-Advisor is Morgan Stanley Dean Witter Investment Management Inc., a subsidiary of MSDW and an affiliate of the Investment Manager, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Sub-Advisor was retained to provide sub-advisory services to the Fund effective May 4, 1999.


    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services, manage its business affairs and supervise the investment of the Fund's assets. The Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 1.00% to the net assets of the Fund determined as of the close of each business day. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. For the period June 28, 1999 (commencement of operations) through October 31, 1999 and for the fiscal year ended October 31, 2000, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $1,734,026 and $7,648,431, respectively.

    Under a Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments, subject to the overall supervision of the Investment Manager. The Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of the Investment Manager's fee. For the period ended October 31, 1999 and for the fiscal year ended October 31, 2000, the Sub-Advisor accrued total compensation under the Sub-Advisory Agreement in the amounts of $693,610 and $3,059,372, respectively.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

    The Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND SUB-ADVISOR

    The Investment Manager supervises the investment of the Fund's assets. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously oversee the management of the assets of the Fund in a manner consistent with its investment objective.


    Under the terms of the Management Agreement, the Investment Manager also maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.


    Pursuant to the Sub-Advisory Agreement, the Sub-Advisor has been retained, subject to the overall supervision of the Investment Manager, to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends with respect to International issuers.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.


    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees, who are not parties to the Management Agreement or the Sub-Advisory Agreement or are "independent Trustees," which votes must be cast in person at a meeting called for the purpose of voting on such approval.

D. DEALER REALLOWANCES

    Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12b-1 PLAN

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25%, 1.0% and 1.0% of the average daily net assets of Class A, Class B and Class C, respectively.


    The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the fiscal period
June 28, 1999

(commencement of operations) through October 31, 1999 and for the fiscal year ended October 31, 2000, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).



                                 2000                               1999
                         --------------------                ------------------
Class A..............    FSCs:(1)  $  187,515                FSCs:(1)  $103,705
                         CDSCs:    $   10,799                CDSCs:    $  1,100
Class B..............    CDSCs:    $1,819,631                CDSCs:    $235,698
Class C..............    CDSCs:    $  104,710                CDSCs:    $ 29,401


------------------------
(1)  FSC applies to Class A only.

    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.


    Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. For the fiscal year ended October 31, 2000, Class A, Class B and Class C shares of the Fund accrued payments under the Plan amounting to $115,305, $5,876,326 and $785,100, respectively, which amounts are equal to 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C, respectively for the fiscal period.


    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.


    With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or MSDW's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW Eligible Plans"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.


    With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

    With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.


    With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program and in the Morgan Stanley Dean Witter Choice program, the

Investment Manager compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program and in the Morgan Stanley Dean Witter Choice program).



    The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including
(a) the expenses of operating Dean Witter Reynolds' branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund sales.



    The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund sold after January 1, 2000 and held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or MSDW's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.


    For the first year only, the retention fee is paid on any shares of the Fund sold after January 1, 2000 and held by shareholders on December 31, 2000.

    The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.


    The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). These expenses may include the cost of Fund-related educational and/or business-related trips or payment of Fund-related educational and/or promotional expenses of Financial Advisors. For example, the Distributor has implemented a compensation program available only to Financial Advisors meeting specified criteria under which certain marketing and/or promotional expenses of those Financial Advisors are paid by the Distributor out of compensation it receives under the Plan. In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.


    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.


    Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended October 31, 2000, to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $36,798,604 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 14.26% ($5,248,382) - advertising and promotional expenses; (ii) 0.26% ($94,986)
-printing of prospectuses for distribution to other than current shareholders; and (iii) 85.48% ($31,455,236) - other expenses, including the gross sales credit and the carrying charge, of which 5.13% ($1,613,022) represents carrying charges, 39.28% ($12,354,677) represents commission credits to Dean Witter Reynolds' branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other authorized financial representatives, and 55.59% ($17,487,537) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year ended October 31, 2000 were service fees. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.



    In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Dean Witter Reynolds which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totaled $27,458,643 as of October 31, 2000 (the end of the Fund's fiscal year), which was equal to 4.89% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.


    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale totaled $388,145 in the case of Class C at December 31, 1999 (the end of the calendar year), which amount was equal to 0.47% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.


    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds' branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustee's quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.


    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

F. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.


(2) CUSTODIAN AND INDEPENDENT AUDITORS


    The Chase Manhattan Bank, One Chase Plaza, New York, NY 10005 is the Custodian of the Fund's assets. The Custodian has contracted with various foreign banks and depositaries to hold portfolio securities of non-U.S. issuers on behalf of the Fund. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, serves as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, Sub-Advisor and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


G. CODES OF ETHICS



    The Fund, the Investment Manager, the Sub-Advisor and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager and the Sub-Advisor are responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


    For the period June 28, 1999 (commencement of operations) through October 31, 1999 and for the fiscal year ended October 31, 2000, the Fund paid a total of $452,413 and $665,187, respectively, in brokerage commissions.


B. COMMISSIONS

    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

    During the fiscal period ended October 31, 1999 and for the fiscal year ended October 31, 2000, the Fund did not effect any principal transactions with Dean Witter Reynolds.



    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer. During the fiscal period ended October 31, 1999 and the fiscal year ended October 31, 2000, the Fund did not pay any brokerage commissions to Dean Witter Reynolds.



    During the fiscal period ended October 31, 1999 and for the fiscal year ended October 31, 2000, the Fund paid a total of $7,129 and $0, respectively, in brokerage commissions to Morgan Stanley & Co.


C. BROKERAGE SELECTION


    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager and/or the Sub-Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager and/or the Sub-Advisor rely upon their experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Fund anticipates that certain of its transactions involving foreign securities will be effected on foreign securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.



    In seeking to implement the Fund's policies, the Investment Manager and/or the Sub-Advisor effect transactions with those brokers and dealers who they believe provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager and/or the Sub-Advisor believe the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager and/or the Sub-Advisor. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager and/or the Sub-Advisor from brokers and dealers may be of benefit to them in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.



    The Investment Manager and the Sub-Advisor currently serve as advisors to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and the Sub-Advisor to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager and/or Sub-Advisor utilize a pro rata allocation process based on the size of the relevant funds and/or client accounts involved and the number of shares available from the public offering.


D. DIRECTED BROKERAGE


    During the fiscal year ended October 31, 2000, the Fund paid $635,861 in brokerage commissions in connection with transactions in the aggregate amount of $1,113,521,238 to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


    During the fiscal year ended October 31, 2000, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the period. As of October 31, 2000, the Fund did not own any securities issued by any of such issuers.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class B and Class C bear expenses related to the distribution of their respective shares.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the PROSPECTUS.

    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communication with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.


    OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Dean Witter Reynolds, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Dean Witter Reynolds may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.


B. OFFERING PRICE

    The Fund's Class B, Class C and Class D shares are offered at net asset value and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Dean Witter Reynolds and other authorized dealers as described in Section "V. Investment Management and Other Services--E. Rule 12b-1 Plan."

    The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the

Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.


    In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or the Sub-Advisor that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.


    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Directors determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

    Certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

    Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

    Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------


    The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax-exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.


    INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.


    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules may change the normal treatment of gains and losses recognized by the Fund when the Fund invests in forward foreign currency exchange contracts, options, futures transactions, and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by the Fund.



    Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such income as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.


    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate of 18% on long-term capital gains is available to non-corporate shareholders to the extent the distributions of long-term capital gains are derived from securities which the Fund purchased after December 31, 2000, and held for more than five years.


    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short-term capital gains.



    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, and the portion taxable as long-term capital gains.


    PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.


    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate of 18% on long-term capital gains is available for non-corporate shareholders who purchased shares after December 31, 2000, and held such shares for more than five years. This special lower tax rate of 18% for five-year property does not apply to non-corporate shareholders holding Fund shares which were purchased on or prior to December 31, 2000, unless such shareholders make an election to treat the Fund shares as being sold and reacquired on January 1, 2001. A shareholder making such election may realize capital gains or losses. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.


    Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

    If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

X. UNDERWRITERS
--------------------------------------------------------------------------------


    The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. CALCULATION OF PERFORMANCE DATA

--------------------------------------------------------------------------------


    From time to time, the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. The average annual total returns of Class A for the one year and the life of the Fund (which commenced operations on June 28, 1999) periods ended October 31, 2000 were -7.76% and -1.87%, respectively. The average annual total returns of Class B for the one year and the life of the Fund periods ended October 31, 2000 were -8.24% and -1.57%, respectively. The average annual total returns of Class C for the one year and the life of the Fund periods ended October 31, 2000 were -4.38% and 1.41%, respectively. The average annual total returns of Class D for the one year and the life of the Fund periods ended October 31, 2000 were -2.46% and 2.37%, respectively.



    In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class A for the one year and the life of the Fund periods ended October 31, 2000 were -2.65% and 2.15%, respectively. The average annual total returns of Class B for the one year and the life of the Fund periods ended October 31, 2000 were -3.41% and 1.41%, respectively. The average annual total returns of Class C for the one year and the life of the Fund periods ended October 31, 2000 were -3.41% and 1.41%, respectively. The average annual total returns of Class D for the one year and the life of the Fund periods ended October 31, 2000 were -2.46% and 2.37%, respectively.



    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns of Class A for the one year and the life of the Fund periods ended October 31, 2000 were -2.65% and 2.90%, respectively. The total returns of Class B for the one year and the life of the Fund periods ended October 31, 2000 were -3.41% and 1.90%, respectively. The total returns of Class C for the one year and the life of the Fund periods ended October 31, 2000 were -3.41% and 1.90%, respectively. The total returns of Class D for the one year and the life of the Fund periods ended October 31, 2000 were -2.46% and 3.20%, respectively.



    The Fund may also advertise the growth of hypothetical investment of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown (declined) to the following amounts at October 31, 2000:



                                                                    INVESTMENT AT INCEPTION OF:
                                                      INCEPTION   -------------------------------
CLASS                                                   DATE:     $10,000    $50,000    $100,000
-----                                                 ---------   --------   --------   ---------
Class A.............................................  06/28/99    $ 9,750    $49,392    $ 99,813
Class B.............................................  06/28/99     10,190     50,950     101,900
Class C.............................................  06/28/99     10,190     50,950     101,900
Class D.............................................  06/28/99     10,320     51,600     103,200


    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Fund for the fiscal year ended October 31, 2000 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS (81.1%)
             AUSTRALIA (1.5%)
             AIR FREIGHT/COURIERS
     28,081  Mayne Nickless Ltd....................................................  $     74,950
                                                                                     ------------
             BEVERAGES: ALCOHOLIC
    127,993  Foster's Brewing Group Ltd............................................       291,578
                                                                                     ------------
             BEVERAGES: NON-ALCOHOLIC
     47,124  Coca-Cola Amatil Ltd..................................................        96,470
                                                                                     ------------
             CASINO/GAMING
     23,585  TABCORP Holdings Limited..............................................       128,949
                                                                                     ------------
             CHEMICALS: SPECIALTY
     11,632  Orica Ltd.............................................................        35,170
                                                                                     ------------
             CONTAINERS/PACKAGING
     47,100  Amcor Ltd.............................................................       131,360
                                                                                     ------------
             ENGINEERING & CONSTRUCTION
     19,776  Leighton Holdings Ltd.................................................        68,979
                                                                                     ------------
             FOOD RETAIL
     79,696  Coles Myer Ltd........................................................       290,403
     83,646  Woolworth's Ltd.......................................................       335,145
                                                                                     ------------
                                                                                          625,548
                                                                                     ------------
             FOOD: SPECIALTY/CANDY
     88,267  Goodman Fielder Ltd...................................................        57,517
                                                                                     ------------
             GAS DISTRIBUTORS
     38,594  Australian Gas Light Company Ltd......................................       233,904
                                                                                     ------------
             INDUSTRIAL CONGLOMERATES
     77,680  Pacific Dunlop Ltd....................................................        62,362
     46,286  Southcorp Holdings Ltd................................................       120,258
     13,941  Wesfarmers Limited....................................................       107,042
                                                                                     ------------
                                                                                          289,662
                                                                                     ------------
             LIFE/HEALTH INSURANCE
     70,597  Amp Ltd...............................................................       639,991
                                                                                     ------------
             MAJOR BANKS
     21,081  Commonwealth Bank of Australia........................................       315,498
    100,302  National Australia Bank Ltd...........................................     1,401,303
    137,249  Westpac Banking Corp., Ltd............................................       942,572
                                                                                     ------------
                                                                                        2,659,373
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
     80,283  Telstra Corp., Ltd....................................................       263,497
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             MEDIA CONGLOMERATES
    136,133  News Corporation Ltd..................................................  $  1,432,097
    120,900  News Corporation Ltd. (Pref.).........................................     1,090,335
                                                                                     ------------
                                                                                        2,522,432
                                                                                     ------------
             MISCELLANEOUS COMMERCIAL SERVICES
     15,821  Brambles Industries, Ltd..............................................       412,531
                                                                                     ------------
             OIL & GAS PRODUCTION
     70,406  Santos Ltd............................................................       225,354
                                                                                     ------------
             OTHER METALS/MINERALS
     92,649  Broken Hill Proprietary Co., Ltd......................................       903,171
     23,162  OneSteel Ltd.*........................................................        11,108
     10,881  Rio Tinto Ltd.........................................................       150,213
    103,021  WMC Ltd...............................................................       396,073
                                                                                     ------------
                                                                                        1,460,565
                                                                                     ------------
             PHARMACEUTICALS: OTHER
      7,681  CSL Limited...........................................................       137,413
      9,112  FH Faulding & Company Ltd.............................................        48,451
                                                                                     ------------
                                                                                          185,864
                                                                                     ------------
             PRECIOUS METALS
    121,676  Normandy Mining Ltd...................................................        58,990
                                                                                     ------------
             PROPERTY - CASUALTY INSURERS
     30,731  QBE Insurance Group Ltd...............................................       142,579
                                                                                     ------------
             PULP & PAPER
     15,700  Paperlinx Ltd.........................................................        27,009
                                                                                     ------------
             REAL ESTATE DEVELOPMENT
     28,402  AMP Diversified Property Trust........................................        34,942
    104,546  General Property Trust (Units)=/=.....................................       137,340
     40,106  Lend Lease Corporation Ltd............................................       472,190
     23,205  Stockland Trust Group (Units)=/=......................................        45,363
      3,355  Westfield Trust.......................................................         5,562
     98,188  Westfield Trust (Units)=/=............................................       159,135
                                                                                     ------------
                                                                                          854,532
                                                                                     ------------
             REGIONAL BANKS
     22,915  Suncorp-Metway Ltd....................................................       117,067
                                                                                     ------------

             TOTAL AUSTRALIA.......................................................    11,603,871
                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             AUSTRIA (0.1%)
             BEVERAGES: ALCOHOLIC
        588  BBAG Oesterreichische Brau-Beteiligungs AG............................  $     21,718
                                                                                     ------------
             BUILDING PRODUCTS
      4,433  Wienerberger Baustoffindustrie AG.....................................        83,449
                                                                                     ------------
             CONTAINERS/PACKAGING
        769  Mayr-Melnhof Karton AG................................................        29,873
                                                                                     ------------
             ELECTRIC UTILITIES
      1,959  Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (A Shares)....       157,972
                                                                                     ------------
             ENGINEERING & CONSTRUCTION
        302  Bau Holding AG........................................................         7,667
        963  VA Technologie AG.....................................................        39,004
                                                                                     ------------
                                                                                           46,671
                                                                                     ------------
             MAJOR BANKS
      4,522  Bank Austria AG.......................................................       244,776
                                                                                     ------------
             MISCELLANEOUS MANUFACTURING
      1,080  BWT AG................................................................        33,921
                                                                                     ------------
             MULTI-LINE INSURANCE
        454  Generali Holding Vienna AG............................................        66,497
                                                                                     ------------
             OTHER TRANSPORTATION
      1,363  Flughafen Wien AG.....................................................        49,753
                                                                                     ------------
             STEEL
        673  Boehler-Uddeholm AG...................................................        21,144
                                                                                     ------------
             TOBACCO
      2,939  Austria Tabakwerke AG.................................................       134,757
                                                                                     ------------
             TOTAL AUSTRIA.........................................................       890,531
                                                                                     ------------

             BELGIUM (0.0%)
             PHARMACEUTICALS: OTHER
      1,600  UCB S.A...............................................................        57,060
                                                                                     ------------
             BRAZIL (1.2%)
             BEVERAGES: ALCOHOLIC
  2,110,000  Companhia de Bebidas das Americas (Pref.)*............................       472,846
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES
 44,732,000  Centrais Electricas Brasileiras S.A...................................  $    797,693
 19,826,000  Companhia Energetica de Minas Gerais S.A. (Pref.).....................       302,240
                                                                                     ------------
                                                                                        1,099,933
                                                                                     ------------
             FINANCE/RENTAL/LEASING
 66,636,000  Bradespar S.A.*.......................................................        36,455
 64,675,000  Bradespar S.A. (Pref.)*...............................................        38,104
                                                                                     ------------
                                                                                           74,559
                                                                                     ------------
             FOOD RETAIL
 10,219,000  Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Pref.)......       365,594
                                                                                     ------------
             INTEGRATED OIL
     58,250  Petroleo Brasileiro S.A...............................................     1,700,618
     43,830  Petroleo Brasileiro S.A. (Pref.)......................................     1,166,879
                                                                                     ------------
                                                                                        2,867,497
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
 22,490,000  Tele Centro Sul Participacoes S.A. (Pref.)............................       244,539
                                                                                     ------------
             METAL FABRICATIONS
  6,859,000  Companhia Siderurgica Nacional........................................       191,193
                                                                                     ------------
             OTHER METALS/MINERALS
     35,000  Companhia Vale do Rio Doce (Pref.) (Class A)..........................       810,100
                                                                                     ------------
             PULP & PAPER
     98,000  Aracruz Celulose S.A. (Pref.) (B Shares)..............................       145,376
                                                                                     ------------
             REGIONAL BANKS
 66,636,000  Banco Bradesco S.A....................................................       315,478
 64,675,000  Banco Bradesco S.A. (Pref.)...........................................       413,362
  8,659,000  Banco Itau S.A. (Pref.)...............................................       676,413
                                                                                     ------------
                                                                                        1,405,253
                                                                                     ------------
             SPECIALTY TELECOMMUNICATIONS
 22,237,000  Embratel Participacoes S.A. (Pref.)...................................       358,295
 25,601,544  Tele Norte Leste Participacoes S.A. (Pref.)...........................       561,322
                                                                                     ------------
                                                                                          919,617
                                                                                     ------------
             TOBACCO
     32,000  Souza Cruz S.A........................................................       156,213
                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             WIRELESS COMMUNICATIONS
 19,332,351  Telesp Celular Participacoes S.A. (Pref.).............................  $    229,629
                                                                                     ------------

             TOTAL BRAZIL..........................................................     8,982,349
                                                                                     ------------
             DENMARK (0.1%)
             BEVERAGES: ALCOHOLIC
      1,645  Carlsberg AS (Series A)...............................................        71,317
      1,800  Carlsberg AS (Series B)...............................................        75,367
                                                                                     ------------
                                                                                          146,684
                                                                                     ------------
             FOOD: SPECIALTY/CANDY
      3,700  Danisco AS............................................................       146,479
                                                                                     ------------
             PHARMACEUTICALS: MAJOR
        800  Novo-Nordisk AS (Series B)............................................       169,764
                                                                                     ------------
             TOTAL DENMARK.........................................................       462,927
                                                                                     ------------
             FINLAND (0.9%)
             BEVERAGES: ALCOHOLIC
      8,005  Hartwall Oyj ABP......................................................       138,660
                                                                                     ------------
             FOOD RETAIL
     18,773  Kesko Oyj (B Shares)..................................................       157,011
                                                                                     ------------
             FOOD: SPECIALTY/CANDY
     17,441  Raisio Group PLC......................................................        26,360
                                                                                     ------------
             INDUSTRIAL MACHINERY
     16,819  Metso Oyj.............................................................       128,529
                                                                                     ------------
             INFORMATION TECHNOLOGY SERVICES
      7,682  Tietoenator Oyj ABP...................................................       147,741
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
     14,351  Sonera Oyj............................................................       316,334
                                                                                     ------------
             OTHER METALS/MINERALS
     12,313  Outokumpu Oyj.........................................................        85,731
                                                                                     ------------
             PROPERTY - CASUALTY INSURERS
     11,435  Sampo Insurance Co. Ltd. (A Shares)...................................       466,054
                                                                                     ------------
             PULP & PAPER
     29,009  UPM-Kymmene Oyj.......................................................       821,462
                                                                                     ------------
             TELECOMMUNICATION EQUIPMENT
    105,427  Nokia Oyj+............................................................     4,340,731
                                                                                     ------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY
      7,227  Wartsila Oyj (B Shares)...............................................       116,592
                                                                                     ------------
             TOTAL FINLAND.........................................................     6,745,205
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------

             FRANCE (8.9%)
             AEROSPACE & DEFENSE
     13,917  Thomson CSF...........................................................  $    625,115
                                                                                     ------------
             AGRICULTURAL COMMODITIES/MILLING
      4,438  Eridania Beghin-Say S.A...............................................       341,597
                                                                                     ------------
             AUTO PARTS: O.E.M.
      7,722  Valeo S.A.............................................................       336,361
                                                                                     ------------
             AUTOMOTIVE AFTERMARKET
     11,392  Compagnie Generale des Etablissements Michelin (B Shares).............       329,847
                                                                                     ------------
             BEVERAGES: ALCOHOLIC
     39,095  LVMH (Louis Vuitton Moet Hennessy)+...................................     2,854,819
      8,558  Pernod-Ricard.........................................................       392,396
                                                                                     ------------
                                                                                        3,247,215
                                                                                     ------------
             CABLE/SATELLITE TV
     10,325  Canal Plus............................................................     1,494,766
                                                                                     ------------
             CHEMICALS: SPECIALTY
      8,568  Air Liquide S.A.......................................................     1,013,420
                                                                                     ------------
             CONSTRUCTION MATERIALS
        783  Imetal S.A............................................................        77,454
      6,763  Lafarge S.A...........................................................       499,594
                                                                                     ------------
                                                                                          577,048
                                                                                     ------------
             CONTAINERS/PACKAGING
      8,087  Compagnie de Saint-Gobain.............................................     1,070,514
     10,515  Pechiney S.A. (A Shares)..............................................       392,845
                                                                                     ------------
                                                                                        1,463,359
                                                                                     ------------
             ELECTRICAL PRODUCTS
     14,199  Schneider Electric S.A................................................       925,326
                                                                                     ------------
             ENGINEERING & CONSTRUCTION
     25,730  Bouygues S.A..........................................................     1,310,841
     12,952  Suez Lyonnaise des Eaux...............................................     1,977,358
                                                                                     ------------
                                                                                        3,288,199
                                                                                     ------------
             FOOD RETAIL
     49,586  Carrefour S.A.+.......................................................     3,330,385
      6,736  Etablissements Economiques du Casino Guichard-Perrachon S.A...........       588,540
                                                                                     ------------
                                                                                        3,918,925
                                                                                     ------------
             FOOD: MAJOR DIVERSIFIED
     26,848  Groupe Danone.........................................................     3,756,886
                                                                                     ------------
             HOTELS/RESORTS/CRUISELINES
     15,568  Accor S.A.............................................................       630,536
                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             HOUSEHOLD/PERSONAL CARE
     54,410  L'Oreal S.A.+.........................................................  $  4,157,958
                                                                                     ------------
             INFORMATION TECHNOLOGY SERVICES
      5,910  Cap Gemini S.A........................................................       943,418
      2,769  Sodexho Alliance S.A..................................................       433,789
                                                                                     ------------
                                                                                        1,377,207
                                                                                     ------------
             MAJOR BANKS
     13,865  BNP Paribas S.A.+.....................................................     1,196,114
     16,700  Societe Generale (A Shares)...........................................       948,640
                                                                                     ------------
                                                                                        2,144,754
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
     13,870  France Telecom S.A.+..................................................     1,450,928
                                                                                     ------------
             MEDICAL SPECIALTIES
        613  Essilor International S.A.............................................       147,301
                                                                                     ------------
             MOTOR VEHICLES
      3,645  PSA Peugeot Citroen...................................................       671,608
                                                                                     ------------
             MOVIES/ENTERTAINMENT
     42,291  Vivendi S.A...........................................................     3,041,517
                                                                                     ------------
             MULTI-LINE INSURANCE
     27,424  AXA+..................................................................     3,632,572
                                                                                     ------------
             OIL REFINING/MARKETING
     94,403  Total Fina Elf........................................................    13,514,569
                                                                                     ------------
             OILFIELD SERVICES/EQUIPMENT
      2,378  Coflexip S.A..........................................................       275,615
                                                                                     ------------
             OTHER CONSUMER SPECIALTIES
      5,655  Societe BIC S.A.......................................................       196,148
                                                                                     ------------
             PACKAGED SOFTWARE
      6,970  Dassault Systemes S.A.................................................       531,753
                                                                                     ------------
             PHARMACEUTICALS: MAJOR
     65,555  Aventis S.A...........................................................     4,731,334
     64,933  Sanofi-Synthelabo S.A.................................................     3,418,346
                                                                                     ------------
                                                                                        8,149,680
                                                                                     ------------
             PUBLISHING: BOOKS/MAGAZINES
     12,432  Lagardere S.C.A.......................................................       706,197
                                                                                     ------------
             REAL ESTATE DEVELOPMENT
      2,100  Fonciere Lyonnaise....................................................       205,058
      3,970  Gecina................................................................       340,464
      5,460  Klepierre.............................................................       440,428
      6,854  Simco S.A.............................................................       424,840
      1,764  Simco-CIF de Valeur Garant (Warrants due 10/31/03)....................         8,837
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
      1,010  Societe Immobiliere de Location pour l'Industrie et le Commerce.......  $    135,328
      5,170  Sophia (EX-SFI).......................................................       127,130
      6,270  Unibail...............................................................       835,846
                                                                                     ------------
                                                                                        2,517,931
                                                                                     ------------
             SEMICONDUCTORS
     21,403  STMicroelectronics NV.................................................     1,080,402
                                                                                     ------------
             SPECIALTY STORES
     10,090  Pinault-Printemps-Redoute S.A.........................................     1,801,728
                                                                                     ------------
             STEEL
     26,581  Usinor S.A............................................................       290,024
                                                                                     ------------
             TELECOMMUNICATION EQUIPMENT
     25,387  Alcatel+..............................................................     1,549,884
        718  Sagem S.A. (New)......................................................       131,685
                                                                                     ------------
                                                                                        1,681,569
                                                                                     ------------

             TOTAL FRANCE..........................................................    69,318,061
                                                                                     ------------

             GERMANY (7.8%)
             AIRLINES
     19,550  Deutsche Lufthansa AG.................................................       386,778
                                                                                     ------------
             AUTO PARTS: O.E.M.
      7,050  Continental AG........................................................       107,451
                                                                                     ------------
             CHEMICALS: MAJOR DIVERSIFIED
     75,700  BASF AG...............................................................     2,982,447
     88,600  Bayer AG..............................................................     3,844,266
                                                                                     ------------
                                                                                        6,826,713
                                                                                     ------------
             CONSTRUCTION MATERIALS
      2,300  Dyckerhoff AG (Pref.).................................................        36,520
      5,550  Heidelberger Zement AG................................................       264,843
                                                                                     ------------
                                                                                          301,363
                                                                                     ------------
             DEPARTMENT STORES
      7,850  Karstadquelle AG......................................................       258,286
                                                                                     ------------
             HOUSEHOLD/PERSONAL CARE
     14,500  Beiersdorf AG.........................................................     1,428,186
                                                                                     ------------
             INDUSTRIAL CONGLOMERATES
     99,280  E. ON AG..............................................................     5,049,489
      7,800  MAN AG................................................................       205,975
     60,200  RWE AG................................................................     2,422,890
      2,050  RWE AG (Pref.)........................................................        64,404
     55,550  Siemens AG (Registered Shares)........................................     7,075,126

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
     67,450  ThyssenKrupp AG.......................................................  $    967,893
                                                                                     ------------
                                                                                       15,785,777
                                                                                     ------------
             INDUSTRIAL MACHINERY
     11,900  Linde AG..............................................................       520,371
                                                                                     ------------
             INDUSTRIAL SPECIALTIES
      1,000  SGL Carbon AG*........................................................        60,965
                                                                                     ------------
             MAJOR BANKS
     23,350  Bayerische Hypo - und Vereinsbank AG+.................................     1,282,774
     33,450  Deutsche Bank AG (Registered Shares)+.................................     2,755,032
     26,500  Dresdner Bank AG......................................................     1,101,431
                                                                                     ------------
                                                                                        5,139,237
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
     41,150  Deutsche Telecom AG+..................................................     1,539,128
                                                                                     ------------
             MEDICAL DISTRIBUTORS
      4,150  Gehe AG...............................................................       150,465
                                                                                     ------------
             MEDICAL/NURSING SERVICES
      8,050  Fresenius Medical Care AG.............................................       642,514
                                                                                     ------------
             MOTOR VEHICLES
     81,450  DaimlerChrylser AG (Registered Shares)+...............................     3,758,802
     25,800  Volkswagen AG.........................................................     1,290,309
      3,650  Volkswagen AG (Pref.).................................................       104,753
                                                                                     ------------
                                                                                        5,153,864
                                                                                     ------------
             MOVIES/ENTERTAINMENT
      5,600  EM. TV & Merchandising AG.............................................       168,801
                                                                                     ------------
             MULTI-LINE INSURANCE
     23,900  Allianz AG (Registered Shares)+.......................................     8,127,543
     16,650  Muenchener Rueckver AG (Registered Shares)+...........................     5,259,156
                                                                                     ------------
                                                                                       13,386,699
                                                                                     ------------
             OTHER CONSUMER SERVICES
     15,450  Preussag AG...........................................................       503,754
                                                                                     ------------
             PACKAGED SOFTWARE
     18,000  SAP AG................................................................     2,948,245
     12,750  SAP AG (Pref.)........................................................     2,582,007
                                                                                     ------------
                                                                                        5,530,252
                                                                                     ------------
             PHARMACEUTICALS: MAJOR
     11,200  Merck KGaA............................................................       427,471
     12,600  Schering AG...........................................................       702,902
                                                                                     ------------
                                                                                        1,130,373
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             REAL ESTATE DEVELOPMENT
     30,007  IVG Holding AG........................................................  $    331,226
      8,550  WCM Beteiligungs-und Grundbesitz AG...................................       170,605
                                                                                     ------------
                                                                                          501,831
                                                                                     ------------
             RESTAURANTS
      5,100  Kamps AG..............................................................        80,113
                                                                                     ------------
             SPECIALTY STORES
      5,400  Douglas Holding AG....................................................       161,397
     27,200  Metro AG..............................................................     1,097,037
                                                                                     ------------
                                                                                        1,258,434
                                                                                     ------------

             TOTAL GERMANY.........................................................    60,861,355
                                                                                     ------------

             HONG KONG (1.5%)
             AIRLINES
    226,000  Cathay Pacific Airways, Ltd...........................................       410,071
                                                                                     ------------
             BROADCASTING
     31,000  Television Broadcasts Ltd.............................................       169,740
                                                                                     ------------
             ELECTRIC UTILITIES
    154,000  CLP Holdings Ltd......................................................       718,814
                                                                                     ------------
             ENGINEERING & CONSTRUCTION
    135,004  New World Development Co., Ltd........................................       160,134
                                                                                     ------------
             GAS DISTRIBUTORS
    326,300  Hong Kong & China Gas Co., Ltd........................................       412,143
                                                                                     ------------
             HOTELS/RESORTS/CRUISELINES
     38,000  Shangri-La Asia Ltd...................................................        37,520
                                                                                     ------------
             INDUSTRIAL CONGLOMERATES
    271,900  Hutchison Whampoa, Ltd................................................     3,373,298
     99,000  Swire Pacific Ltd. (Class A)..........................................       610,625
                                                                                     ------------
                                                                                        3,983,923
                                                                                     ------------
             MAJOR BANKS
    128,500  Hang Seng Bank Ltd....................................................     1,511,832
                                                                                     ------------
             MISCELLANEOUS MANUFACTURING
    250,000  Johnson Electric Holdings Ltd.........................................       498,500
                                                                                     ------------
             REAL ESTATE DEVELOPMENT
     92,000  Henderson Land Development Co., Ltd...................................       396,389
     42,000  Hysan Development Co., Ltd............................................        53,319
    336,996  Sino Land Co., Ltd....................................................       150,167

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
    156,000  Sun Hung Kai Properties Ltd...........................................  $  1,275,262
    168,000  Wharf (Holdings) Ltd. (The)...........................................       342,532
                                                                                     ------------
                                                                                        2,217,669
                                                                                     ------------
             REGIONAL BANKS
     98,338  Bank of East Asia, Ltd................................................       221,936
                                                                                     ------------
             SPECIALTY TELECOMMUNICATIONS
    941,056  Pacific Century CyberWorks Ltd.*......................................       724,038
                                                                                     ------------
             WHOLESALE DISTRIBUTORS
    416,000  Li & Fung Limited.....................................................       773,492
                                                                                     ------------
             TOTAL HONG KONG.......................................................    11,839,812
                                                                                     ------------

             IRELAND (0.0%)
             FOOD: SPECIALTY/CANDY
      2,623  Kerry Group PLC (A Shares)............................................        32,762
                                                                                     ------------

             ITALY (2.7%)
             APPAREL/FOOTWEAR
    102,548  Benetton Group SpA....................................................       186,337
                                                                                     ------------
             AUTO PARTS: O.E.M.
    139,536  Pirelli SpA...........................................................       405,202
                                                                                     ------------
             BROADCASTING
     72,886  Mediaset SpA..........................................................     1,055,182
                                                                                     ------------
             CONSTRUCTION MATERIALS
      4,227  Italcementi SpA.......................................................        33,594
                                                                                     ------------
             ELECTRIC UTILITIES
    765,943  Enel SpA+.............................................................     2,842,083
                                                                                     ------------
             ENGINEERING & CONSTRUCTION
     24,787  Impregilo SpA.........................................................        13,301
     11,209  Sirti SpA.............................................................        16,085
                                                                                     ------------
                                                                                           29,386
                                                                                     ------------
             FOOD RETAIL
     12,811  La Rinascente SpA.....................................................        65,484
                                                                                     ------------
             FOOD: MEAT/FISH/DAIRY
    202,003  Parmalat Finanziara SpA...............................................       291,585
                                                                                     ------------
             GAS DISTRIBUTORS
     50,128  Italgas SpA...........................................................       207,285
                                                                                     ------------
             INDUSTRIAL SPECIALTIES
     32,601  Snia SpA..............................................................        67,543
                                                                                     ------------
             INTEGRATED OIL
    852,103  ENI SpA+..............................................................     4,616,062
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             LIFE/HEALTH INSURANCE
     78,112  Assicurazioni Generali+...............................................  $  2,570,090
                                                                                     ------------
             MAJOR BANKS
    155,370  Banca di Roma SpA.....................................................       163,850
    171,364  Banca Intesa SpA......................................................       711,520
     50,952  San Paolo - IMI SpA...................................................       826,330
    159,934  Unicredito Italiano SpA...............................................       814,800
                                                                                     ------------
                                                                                        2,516,500
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
     52,110  Olivetti SpA..........................................................       157,960
     56,579  Telecom Italia SpA....................................................       655,763
      8,820  Telecom Italia SpA - RNC..............................................        48,005
                                                                                     ------------
                                                                                          861,728
                                                                                     ------------
             MOTOR VEHICLES
     16,389  Fiat SpA..............................................................       381,296
      3,384  Fiat SpA (Pref.)......................................................        50,514
                                                                                     ------------
                                                                                          431,810
                                                                                     ------------
             MULTI-LINE INSURANCE
     35,095  Riunione Adriatica di Sicurta SpA.....................................       460,993
      4,084  Societa Assicuratrice Industriale SpA (SAI)...........................        67,794
                                                                                     ------------
                                                                                          528,787
                                                                                     ------------
             PULP & PAPER
      7,485  Reno de Medici SpA....................................................        15,507
                                                                                     ------------
             REGIONAL BANKS
     13,047  Banca Popolare di Milano..............................................        81,979
     22,718  Mediobanca SpA........................................................       252,890
                                                                                     ------------
                                                                                          334,869
                                                                                     ------------
             RESTAURANTS
     13,310  Autogrill SpA.........................................................       147,033
                                                                                     ------------
             WIRELESS COMMUNICATIONS
     95,611  Telecom Italia Mobile SpA-RNC.........................................       507,396
    402,165  Telecom Italia Mobile SpA.............................................     3,421,613
                                                                                     ------------
                                                                                        3,929,009
                                                                                     ------------

             TOTAL ITALY...........................................................    21,135,076
                                                                                     ------------

             JAPAN (16.4%)
             AIR FREIGHT/COURIERS
     70,000  Nippon Express Co., Ltd...............................................       420,026
      4,000  Yamato Transport Co., Ltd.............................................        80,799
                                                                                     ------------
                                                                                          500,825
                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             AIRLINES
     42,000  Japan Airlines Company, Ltd...........................................  $    168,138
                                                                                     ------------
             APPAREL/FOOTWEAR
     23,000  Onward Kashiyama Co., Ltd.............................................       170,667
                                                                                     ------------
             APPAREL/FOOTWEAR RETAIL
        200  Shimamura Co., Ltd....................................................        15,170
                                                                                     ------------
             AUTO PARTS: O.E.M.
     33,000  Denso Corporation.....................................................       752,748
     35,000  NGK Spark Plug Co., Ltd...............................................       538,338
                                                                                     ------------
                                                                                        1,291,086
                                                                                     ------------
             AUTOMOTIVE AFTERMARKET
     58,000  Bridgestone Corp......................................................       574,899
                                                                                     ------------
             BEVERAGES: ALCOHOLIC
     31,000  Asahi Breweries, Ltd..................................................       306,138
    143,000  Kirin Brewery Co., Ltd................................................     1,490,784
      3,000  Takara Shuzo Co., Ltd.................................................        50,540
                                                                                     ------------
                                                                                        1,847,462
                                                                                     ------------
             BROADCASTING
     19,000  Tokyo Broadcasting System, Inc........................................       743,221
                                                                                     ------------
             BUILDING PRODUCTS
      3,000  Nippon Sheet Glass Company, Ltd.......................................        45,621
      3,000  Tostem Corporation....................................................        43,697
     69,000  Toto Ltd..............................................................       523,379
                                                                                     ------------
                                                                                          612,697
                                                                                     ------------
             CHEMICALS: SPECIALTY
     86,000  Asahi Chemical Industry Co., Ltd......................................       532,576
      5,000  Kaneka Corp...........................................................        48,553
      4,000  Kuraray Co., Ltd......................................................        37,560
    123,000  Mitsubishi Chemical Corp..............................................       388,741
     13,000  Shin-Etsu Chemical Co., Ltd...........................................       533,529
    129,000  Sumitomo Chemical Co Ltd..............................................       635,782
                                                                                     ------------
                                                                                        2,176,741
                                                                                     ------------
             COMMERCIAL PRINTING/FORMS
     69,000  Dai Nippon Printing Co., Ltd..........................................     1,080,890
     57,000  Toppan Printing Co. Ltd...............................................       503,371
                                                                                     ------------
                                                                                        1,584,261
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             COMPUTER PROCESSING HARDWARE
    105,000  Fujitsu Ltd.+.........................................................  $  1,869,916
                                                                                     ------------
             CONSTRUCTION MATERIALS
    128,000  Ube Industries, Ltd...................................................       257,970
                                                                                     ------------
             CONTAINERS/PACKAGING
      3,000  Toyo Seikan Kaisha, Ltd...............................................        50,843
                                                                                     ------------
             DATA PROCESSING SERVICES
        200  Trans Cosmos Inc......................................................        14,456
                                                                                     ------------
             DEPARTMENT STORES
     21,400  Marui Co., Ltd........................................................       315,628
     56,000  Mitsukoshi Ltd.*......................................................       199,560
                                                                                     ------------
                                                                                          515,188
                                                                                     ------------
             ELECTRIC UTILITIES
     98,600  Kansai Electric Power Co. Inc.........................................     1,614,128
     35,700  Tohoku Electric Power Co., Inc........................................       480,753
    127,800  Tokyo Electric Power Co...............................................     3,102,510
                                                                                     ------------
                                                                                        5,197,391
                                                                                     ------------
             ELECTRICAL PRODUCTS
     56,000  Furukawa Electric Co., Ltd............................................     1,472,334
     47,000  NGK Insulators, Ltd...................................................       622,160
      2,400  Nidec Corp............................................................       147,087
    101,000  Sumitomo Electric Industries..........................................     1,864,373
      7,000  Taiyo Yuden Co., Ltd..................................................       267,406
                                                                                     ------------
                                                                                        4,373,360
                                                                                     ------------
             ELECTRONIC COMPONENTS
      1,600  Hirose Electric Co., Ltd..............................................       184,683
     10,700  Murata Manufacturing Co., Ltd.........................................     1,280,158
      7,000  Omron Corp............................................................       172,499
                                                                                     ------------
                                                                                        1,637,340
                                                                                     ------------
             ELECTRONIC DISTRIBUTORS
     16,000  Softbank Corp.........................................................       960,059
                                                                                     ------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS
     35,000  Canon, Inc............................................................     1,388,329
      8,400  Kyocera Corp..........................................................     1,092,708
    134,000  Matsushita Electric Industrial Co., Ltd.+.............................     3,891,352
     60,000  NEC Corp. (Japan).....................................................     1,143,276
    167,000  Sanyo Electric Co. Ltd................................................     1,269,787
    121,000  Toshiba Corp..........................................................       864,602
     12,000  Yokogawa Electric Corp................................................        94,100
                                                                                     ------------
                                                                                        9,744,154
                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             ELECTRONIC PRODUCTION EQUIPMENT
      4,100  Advantest Corp........................................................  $    534,472
     15,000  Nikon Corporation.....................................................       217,937
      7,600  Tokyo Electron Ltd....................................................       594,577
                                                                                     ------------
                                                                                        1,346,986
                                                                                     ------------
             ELECTRONICS/APPLIANCES
     65,000  Casio Computer Co., Ltd...............................................       655,002
     16,000  Pioneer Corp..........................................................       495,420
     49,000  Sharp Corp............................................................       623,946
     51,400  Sony Corp.............................................................     4,105,973
                                                                                     ------------
                                                                                        5,880,341
                                                                                     ------------
             ENGINEERING & CONSTRUCTION
    130,000  Kajima Corp...........................................................       338,219
      3,000  Kinden Corp...........................................................        19,678
     17,000  Obayashi Corp.........................................................        70,392
     96,000  Shimizu Corporation...................................................       262,074
    131,000  Taisei Corporation....................................................       187,211
                                                                                     ------------
                                                                                          877,574
                                                                                     ------------
             FINANCE/RENTAL/LEASING
      9,800  Acom Co., Ltd.........................................................       792,726
      2,200  Credit Saison Co., Ltd................................................        46,556
      5,400  Nichiei Co., Ltd......................................................        23,745
      3,800  Orix Corp.............................................................       398,589
      7,700  Promise Co., Ltd......................................................       577,712
      9,900  Takefuji Corporation..................................................       979,480
                                                                                     ------------
                                                                                        2,818,808
                                                                                     ------------
             FLUID CONTROLS
     45,000  Ebara Corp............................................................       698,745
                                                                                     ------------
             FOOD RETAIL
     78,000  Daiei, Inc.*..........................................................       132,906
     32,000  Ito-Yokado Co., Ltd.+.................................................     1,445,218
     30,000  Jusco Co..............................................................       563,393
     22,000  Mycal Corporation.....................................................        50,788
                                                                                     ------------
                                                                                        2,192,305
                                                                                     ------------
             FOOD: MEAT/FISH/DAIRY
     30,000  Nippon Meat Packers, Inc..............................................       380,359
                                                                                     ------------
             FOOD: SPECIALTY/CANDY
     94,000  Ajinomoto Co., Inc....................................................     1,050,568
      1,400  Nissin Food Products Co., Ltd.........................................        36,744
                                                                                     ------------
                                                                                        1,087,312
                                                                                     ------------
             GAS DISTRIBUTORS
    214,000  Osaka Gas Co. Ltd.....................................................       527,354
    208,000  Tokyo Gas Co., Ltd....................................................       543,056
                                                                                     ------------
                                                                                        1,070,410
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             HOME BUILDING
     68,000  Daiwa House Industry Co., Ltd.........................................  $    426,713
      3,000  Sekisui Chemical Co., Ltd.............................................         8,657
     69,000  Sekisui House Ltd.....................................................       729,443
                                                                                     ------------
                                                                                        1,164,813
                                                                                     ------------
             HOUSEHOLD/PERSONAL CARE
     63,000  Kao Corp..............................................................     1,887,230
     30,000  Shiseido Company, Ltd.................................................       387,505
      1,100  Uni-Charm Corp........................................................        47,059
                                                                                     ------------
                                                                                        2,321,794
                                                                                     ------------
             INDUSTRIAL CONGLOMERATES
    124,000  Hitachi Ltd.+.........................................................     1,329,058
     13,000  Kawasaki Heavy Industries, Ltd.*......................................        13,457
                                                                                     ------------
                                                                                        1,342,515
                                                                                     ------------
             INDUSTRIAL MACHINERY
      4,000  Daikin Industries, Ltd................................................        77,318
     17,500  Fanuc, Ltd.+..........................................................     1,571,088
      3,000  Minebea Co., Ltd......................................................        29,956
    338,000  Mitsubishi Heavy Industries Ltd.+.....................................     1,312,862
                                                                                     ------------
                                                                                        2,991,224
                                                                                     ------------
             INDUSTRIAL SPECIALTIES
    140,000  Asahi Glass Company, Ltd..............................................     1,436,424
      2,000  Hoya Corp.............................................................       165,262
      2,000  Nitto Denko Corp......................................................        67,607
                                                                                     ------------
                                                                                        1,669,293
                                                                                     ------------
             INVESTMENT BANKS/BROKERS
     88,000  Daiwa Securities Co., Ltd.............................................       974,643
    135,000  Nomura Securities Co., Ltd............................................     2,862,999
                                                                                     ------------
                                                                                        3,837,642
                                                                                     ------------
             MAJOR BANKS
    187,000  Asahi Bank Ltd. (The).................................................       736,625
     33,000  Bank of Fukuoka, Ltd. (The)...........................................       162,037
    241,000  Bank of Tokyo-Mitsubishi, Ltd.........................................     2,889,969
     82,000  Bank of Yokohama Ltd..................................................       401,887
    202,000  Daiwa Bank Ltd........................................................       410,810
     13,000  Joyo Bank, Ltd. (The).................................................        44,421
     95,000  Mitsubishi Trust & Banking+...........................................       770,200
        369  Mizuho Holdings, Inc.+................................................     2,836,121
    239,000  Sakura Bank, Ltd. (The)...............................................     1,740,610

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
     60,000  Shizuoka Bank, Ltd. (The).............................................  $    544,705
    164,000  Sumitomo Bank Ltd. (The)..............................................     1,990,656
    163,000  Tokai Bank Ltd. (The).................................................       873,534
                                                                                     ------------
                                                                                       13,401,575
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
        356  Nippon Telegraph & Telephone Corp.....................................     3,238,439
                                                                                     ------------
             MARINE SHIPPING
    120,000  Nippon Yusen Kabushiki Kaisha.........................................       562,844
                                                                                     ------------
             MEDICAL SPECIALTIES
      4,000  Olympus Optical Co., Ltd..............................................        55,258
     21,000  Terumo Corp...........................................................       594,449
                                                                                     ------------
                                                                                          649,707
                                                                                     ------------
             METAL FABRICATIONS
     86,000  Mitsubishi Materials Corp.............................................       252,895
      8,000  NSK Ltd...............................................................        57,604
                                                                                     ------------
                                                                                          310,499
                                                                                     ------------
             MISCELLANEOUS COMMERCIAL SERVICES
     22,000  Secom Co., Ltd........................................................     1,567,974
                                                                                     ------------
             MISCELLANEOUS MANUFACTURING
    177,000  Kubota Corp...........................................................       595,081
    183,000  Mitsubishi Electric Corp..............................................     1,314,328
                                                                                     ------------
                                                                                        1,909,409
                                                                                     ------------
             MOTOR VEHICLES
     38,000  Honda Motor Co.+......................................................     1,312,385
    133,000  Nissan Motor Co., Ltd.*...............................................       912,578
    162,000  Toyota Motor Corp.....................................................     6,470,502
                                                                                     ------------
                                                                                        8,695,465
                                                                                     ------------
             MOVIES/ENTERTAINMENT
        700  Namco Ltd.............................................................        18,084
      6,400  Oriental Land Co. Ltd.................................................       386,955
        100  Toho Co., Ltd.........................................................        14,410
                                                                                     ------------
                                                                                          419,449
                                                                                     ------------
             OIL REFINING/MARKETING
     12,000  Japan Energy Corp.*...................................................        15,940
    187,000  Nippon Mitsubishi Oil Corp............................................     1,005,579
     11,000  Showa Shell Sekiyu K.K................................................        55,322
                                                                                     ------------
                                                                                        1,076,841
                                                                                     ------------
             OTHER CONSUMER SERVICES
     13,000  Benesse Corporation...................................................       714,547
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             OTHER METALS/MINERALS
     42,000  Sumitomo Metal Mining Co..............................................  $    216,618
                                                                                     ------------
             PACKAGED SOFTWARE
      2,900  Fuji Soft ABC Inc.....................................................       190,748
        500  Konami Co., Ltd.......................................................        42,140
                                                                                     ------------
                                                                                          232,888
                                                                                     ------------
             PHARMACEUTICALS: MAJOR
     51,000  Sankyo Co., Ltd.......................................................     1,123,626
    106,000  Takeda Chemical Industries, Ltd.......................................     6,981,861
                                                                                     ------------
                                                                                        8,105,487
                                                                                     ------------
             PHARMACEUTICALS: OTHER
     35,000  Chugai Pharmaceutical Co..............................................       593,807
      7,000  Daiichi Pharmaceutical Co., Ltd.......................................       198,791
     13,000  Eisai Co., Ltd........................................................       400,147
     10,000  Kyowa Hakko Kogyo Co., Ltd............................................        79,974
     13,000  Shionogi & Co., Ltd...................................................       253,664
     42,000  Taisho Pharmaceutical Co., Ltd........................................     1,208,135
     40,000  Yamanouchi Pharmaceutical Co., Ltd....................................     1,810,187
                                                                                     ------------
                                                                                        4,544,705
                                                                                     ------------
             PROPERTY - CASUALTY INSURERS
      6,000  Mitsui Marine & Fire Insurance Co., Ltd...............................        30,451
      4,000  Sumitomo Marine & Fire Insurance Co., Ltd. (The)......................        24,405
    112,000  Tokio Marine & Fire Insurance Co......................................     1,237,376
                                                                                     ------------
                                                                                        1,292,232
                                                                                     ------------
             PUBLISHING: BOOKS/MAGAZINES
        100  Kadokawa Shoten Publishing Co., Ltd...................................         3,280
        100  Kadokawa Shoten Publishing Co., Ltd. (New) (Rights)...................         3,298
                                                                                     ------------
                                                                                            6,578
                                                                                     ------------
             PULP & PAPER
     11,000  Nippon Paper Industries Co., Ltd......................................        62,679
    141,000  Oji Paper Co. Ltd.....................................................       820,218
                                                                                     ------------
                                                                                          882,897
                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             RAILROADS
        152  Central Japan Railway Co..............................................  $    925,980
        345  East Japan Railway Co.+...............................................     1,981,632
    119,000  Kinki Nippon Railway Co...............................................       515,638
     73,000  Tobu Railway Co., Ltd.................................................       215,335
     79,000  Tokyu Corp............................................................       408,171
                                                                                     ------------
                                                                                        4,046,756
                                                                                     ------------
             REAL ESTATE DEVELOPMENT
     70,000  Mitsubishi Estate Co., Ltd............................................       743,862
     45,000  Mitsui Fudosan Co., Ltd...............................................       544,980
                                                                                     ------------
                                                                                        1,288,842
                                                                                     ------------
             RECREATIONAL PRODUCTS
     46,000  Fuji Photo Film Co., Ltd.+............................................     1,706,669
      9,600  Nintendo Co., Ltd.....................................................     1,587,395
     13,000  Sega Enterprises Ltd.*................................................        92,296
     10,200  Shimano, Inc..........................................................       205,103
                                                                                     ------------
                                                                                        3,591,463
                                                                                     ------------
             REGIONAL BANKS
      3,000  77 Bank, Ltd. (The)...................................................        22,206
     42,000  Chuo Mitsui Trust & Banking Co., Ltd. (The)...........................       128,124
     18,000  Gunma Bank Ltd. (The).................................................        91,517
                                                                                     ------------
                                                                                          241,847
                                                                                     ------------
             RESTAURANTS
     19,000  Skylark Co., Ltd......................................................       670,117
                                                                                     ------------
             SEMICONDUCTORS
      4,800  Rohm Co., Ltd.........................................................     1,209,674
                                                                                     ------------
             STEEL
    121,400  Kawasaki Steel Corp...................................................       118,998
    573,000  Nippon Steel Co.......................................................       929,104
     45,000  Sumitomo Metal Industries, Ltd.*......................................        24,734
                                                                                     ------------
                                                                                        1,072,836
                                                                                     ------------
             TEXTILES
     76,000  Teijin Ltd............................................................       343,935
     85,000  Toray Industries Inc..................................................       330,936
                                                                                     ------------
                                                                                          674,871
                                                                                     ------------
             TOBACCO
        116  Japan Tobacco, Inc....................................................       796,995
                                                                                     ------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY
    115,000  Komatsu Ltd...........................................................       509,894
      5,600  SMC Corporation.......................................................       792,085
                                                                                     ------------
                                                                                        1,301,979
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             WHOLESALE DISTRIBUTORS
      5,000  Itochu Corp...........................................................  $     21,299
      8,000  Marubeni Corporation..................................................        18,688
     23,000  Mitsubishi Corp.......................................................       189,630
     25,000  Mitsui & Co...........................................................       166,041
     14,000  Sumitomo Corporation..................................................       123,122
        600  World Co., Ltd........................................................        22,316
                                                                                     ------------
                                                                                          541,096
                                                                                     ------------

             TOTAL JAPAN...........................................................   127,250,595
                                                                                     ------------

             NETHERLANDS (5.8%)
             AIR FREIGHT/COURIERS
     43,087  TNT Post Group NV.....................................................       913,166
                                                                                     ------------
             BEVERAGES: ALCOHOLIC
     62,030  Heineken NV+..........................................................     3,370,859
                                                                                     ------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS
    114,027  Koninklijke (Royal) Philips Electronics NV+...........................     4,483,749
      1,922  OCE NV................................................................        28,641
                                                                                     ------------
                                                                                        4,512,390
                                                                                     ------------
             ELECTRONIC PRODUCTION EQUIPMENT
      2,269  ASM Lithography Holding NV*...........................................        62,056
                                                                                     ------------
             FINANCIAL CONGLOMERATES
     87,089  ING Groep NV..........................................................     5,983,813
                                                                                     ------------
             FINANCIAL PUBLISHING/SERVICES
     58,780  Elsevier NV...........................................................       751,147
     24,966  Wolters Kluwer NV.....................................................       562,188
                                                                                     ------------
                                                                                        1,313,335
                                                                                     ------------
             FOOD RETAIL
     58,199  Koninklijke Ahold NV..................................................     1,691,536
                                                                                     ------------
             FOOD: MAJOR DIVERSIFIED
    113,120  Unilever NV...........................................................     5,676,566
                                                                                     ------------
             INDUSTRIAL SPECIALTIES
     12,192  Akzo Nobel NV.........................................................       555,397
                                                                                     ------------
             INFORMATION TECHNOLOGY SERVICES
     12,114  Getronics NV..........................................................       136,290
                                                                                     ------------
             INTEGRATED OIL
    226,786  Royal Dutch Petroleum Co..............................................    13,458,297
                                                                                     ------------
             LIFE/HEALTH INSURANCE
    106,015  Aegon N.V. +..........................................................     4,212,811
                                                                                     ------------
             MAJOR BANKS
     66,244  ABN-AMRO Holding NV+..................................................     1,535,564
                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             MAJOR TELECOMMUNICATIONS
        144  Koninklijke (Royal) Kpn NV............................................  $      2,919
                                                                                     ------------
             PERSONNEL SERVICES
      8,887  Vedior NV.............................................................       132,432
                                                                                     ------------
             REAL ESTATE DEVELOPMENT
     17,200  Rodamco Continental Europe NV.........................................       617,771
     25,885  Uni-Invest NV.........................................................       248,362
                                                                                     ------------
                                                                                          866,133
                                                                                     ------------
             WHOLESALE DISTRIBUTORS
      7,306  Buhrmann NV...........................................................       199,754
      9,643  Hagemeyer NV..........................................................       228,032
                                                                                     ------------
                                                                                          427,786
                                                                                     ------------
             TOTAL NETHERLANDS.....................................................    44,851,350
                                                                                     ------------

             NORWAY (0.0%)
             FOOD: SPECIALTY/CANDY
     13,400  Orkla ASA.............................................................       241,630
                                                                                     ------------

             PORTUGAL (0.3%)
             ELECTRIC UTILITIES
    383,765  Electricidade de Portugal, S.A........................................     1,042,735
                                                                                     ------------
             FOOD RETAIL
      8,898  Jeronimo Martins SGPS, S.A............................................        85,828
                                                                                     ------------
             INVESTMENT BANKS/BROKERS
     53,030  Banco SGPS S.A. (Rights)..............................................        59,887
     53,030  BPI-SGPS, S.A. (Registered Shares)....................................       172,456
                                                                                     ------------
                                                                                          232,343
                                                                                     ------------
             OTHER TRANSPORTATION
     33,885  Brisa-Auto Estradas de Portugal, S.A..................................       262,111
                                                                                     ------------
             PULP & PAPER
     10,383  Portucel Industrial Empresa...........................................        58,540
                                                                                     ------------
             REGIONAL BANKS
     65,530  Banco Comercial Portugues, S.A........................................       327,729
     10,252  Banco Espirito Santo e Comercial de Lisboa, S.A. (Registered Shares)..       155,819
                                                                                     ------------
                                                                                          483,548
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             SPECIALTY STORES
    104,360  Sonae, SGPA S.A.......................................................  $    126,715
                                                                                     ------------
             TELECOMMUNICATIONS
     21,042  Portugal Telecom, S.A. (Registered Shares)............................       187,601
                                                                                     ------------

             TOTAL PORTUGAL........................................................     2,479,421
                                                                                     ------------

             SINGAPORE (1.9%)
             AEROSPACE & DEFENSE
    669,000  Singapore Technologies Engineering Ltd................................     1,078,663
                                                                                     ------------
             AIRLINES
    256,000  Singapore Airlines Ltd................................................     2,567,001
                                                                                     ------------
             BEVERAGES: ALCOHOLIC
     72,000  Fraser & Neave Ltd....................................................       250,228
                                                                                     ------------
             COMPUTER PERIPHERALS
      5,000  Creative Technology, Ltd..............................................        81,187
                                                                                     ------------
             ELECTRONIC COMPONENTS
     13,000  Venture Manufacturing Ltd.............................................       125,912
                                                                                     ------------
             ENGINEERING & CONSTRUCTION
    409,000  Sembcorp Industries Ltd...............................................       393,807
                                                                                     ------------
             FINANCIAL CONGLOMERATES
    183,000  Keppel Corp., Ltd.....................................................       364,916
                                                                                     ------------
             HOSPITAL/NURSING MANAGEMENT
     97,000  Parkway Holdings Ltd..................................................       198,952
                                                                                     ------------
             HOTELS/RESORTS/CRUISELINES
    192,000  Hotel Properties Ltd..................................................       164,084
    162,000  United Overseas Land, Ltd.............................................       143,061
                                                                                     ------------
                                                                                          307,145
                                                                                     ------------
             MAJOR BANKS
    262,115  DBS Group Holdings Ltd................................................     3,091,260
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
    109,100  Singapore Telecommunications Ltd......................................       180,880
                                                                                     ------------
             MARINE SHIPPING
    146,000  Neptune Orient Lines Ltd.*............................................       123,940
                                                                                     ------------
             PUBLISHING: NEWSPAPERS
     83,000  Singapore Press Holdings Ltd..........................................     1,186,930
                                                                                     ------------
             REAL ESTATE DEVELOPMENT
    157,000  City Developments Ltd.................................................       724,533
    301,750  DBS Land Ltd..........................................................       459,020
     66,000  First Capital Corporation Ltd.........................................        53,396

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
    352,000  United Industrial Corp................................................  $    162,443
                                                                                     ------------
                                                                                        1,399,392
                                                                                     ------------
             REGIONAL BANKS
    263,950  Overseas - Chinese Banking Corp., Ltd.................................     1,684,275
    210,104  United Overseas Bank Ltd..............................................     1,556,149
                                                                                     ------------
                                                                                        3,240,424
                                                                                     ------------
             SPECIALTY STORES
     63,000  Cycle and Carriage Ltd................................................       114,859
                                                                                     ------------

             TOTAL SINGAPORE.......................................................    14,705,496
                                                                                     ------------

             SPAIN (2.1%)
             BUILDING PRODUCTS
      4,506  Zardoya Otis S.A......................................................        34,243
                                                                                     ------------
             ELECTRIC UTILITIES
    106,340  Endesa S.A.+..........................................................     1,733,631
    102,348  Iberdrola S.A.........................................................     1,252,282
     33,683  Union Electrica Fenosa, S.A...........................................       623,199
                                                                                     ------------
                                                                                        3,609,112
                                                                                     ------------
             ENGINEERING & CONSTRUCTION
      5,599  ACS, Actividades de Construccion y Servicios, S.A.....................       122,608
      8,524  Fomento de Construcciones y Contratas S.A.............................       156,697
     13,521  Grupo Dragados, S.A...................................................       131,454
                                                                                     ------------
                                                                                          410,759
                                                                                     ------------
             FOOD: SPECIALTY/CANDY
      2,973  Azucarera Ebro Agricolas, S.A.........................................        36,225
                                                                                     ------------
             GAS DISTRIBUTORS
     46,281  Gas Natural SDG, S.A..................................................       793,803
                                                                                     ------------
             HOTELS/RESORTS/CRUISELINES
      8,922  Sol Melia S.A.........................................................        81,666
                                                                                     ------------
             MAJOR BANKS
    232,464  Banco Bilbao Vizcaya Argentaria, S.A.+................................     3,098,947
    213,780  Banco Santander Central Hispano, S.A.+................................     2,072,965
                                                                                     ------------
                                                                                        5,171,912
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
     49,790  Telefonica S.A.*......................................................       949,957
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             OIL REFINING/MARKETING
    131,584  Repsol-YPF, S.A.......................................................  $  2,091,548
                                                                                     ------------
             OTHER TRANSPORTATION
     24,178  Autopistas Concesionaria Espanola S.A.................................       183,945
                                                                                     ------------
             PROPERTY - CASUALTY INSURERS
      6,856  Corporacion Mapfre S.A................................................       120,795
                                                                                     ------------
             REAL ESTATE DEVELOPMENT
      6,792  Corporacion Financiera Alba, S.A......................................       173,013
     26,420  Inmobiliaria Colonial, S.A............................................       314,514
     28,983  Metrovacesa S.A.......................................................       392,275
     26,470  Prima Inmobiliaria, S.A.*.............................................       250,379
    111,430  Vallehermoso S.A......................................................       631,083
                                                                                     ------------
                                                                                        1,761,264
                                                                                     ------------
             RESTAURANTS
     20,667  TelePizza, S.A.*......................................................        79,143
                                                                                     ------------
             STEEL
      4,740  Acerinox S.A..........................................................       131,971
                                                                                     ------------
             TOBACCO
     22,074  Altadis, S.A..........................................................       330,815
                                                                                     ------------
             WATER UTILITIES
     16,442  Sociedad General de Aguas de Barcelona, S.A...........................       202,433
                                                                                     ------------

             TOTAL SPAIN...........................................................    15,989,591
                                                                                     ------------

             SWEDEN (2.1%)
             APPAREL/FOOTWEAR RETAIL
     80,800  Hennes & Mauritz AB (B Shares)........................................     1,510,809
                                                                                     ------------
             CONTAINERS/PACKAGING
      2,548  Assidoman.............................................................        43,184
                                                                                     ------------
             ELECTRONICS/APPLIANCES
     30,400  Electrolux AB (Series B)..............................................       383,002
                                                                                     ------------
             ENGINEERING & CONSTRUCTION
     19,400  JM AB (B Shares)......................................................       442,276
     12,600  Skanska AB (B Shares).................................................       498,910
                                                                                     ------------
                                                                                          941,186
                                                                                     ------------
             HOUSEHOLD/PERSONAL CARE
     27,387  Svenska Cellulosa AB (B Shares).......................................       561,377
                                                                                     ------------
             INDUSTRIAL MACHINERY
     12,700  Atlas Copco AB (A Shares).............................................       269,213
      6,700  Atlas Copco AB (B Shares).............................................       138,341

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
     27,600  Sandvik AB (B Shares).................................................  $    608,519
                                                                                     ------------
                                                                                        1,016,073
                                                                                     ------------
             INFORMATION TECHNOLOGY SERVICES
     35,000  WM-Data AB (B Shares).................................................       121,788
                                                                                     ------------
             INVESTMENT BANKS/BROKERS
      7,300  OM Gruppen AB.........................................................       260,584
                                                                                     ------------
             LIFE/HEALTH INSURANCE
    101,800  Skandia Forsakrings AB................................................     1,725,338
                                                                                     ------------
             MAJOR BANKS
     27,900  ForeningsSparbanken AB................................................       400,325
     31,700  Skandinaviska Enskilda Banken.........................................       374,023
     34,100  Svenska Handelsbanken AB (A Shares)...................................       535,317
                                                                                     ------------
                                                                                        1,309,665
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
      2,060  NetCom AB (B Shares)*.................................................        96,604
                                                                                     ------------
             METAL FABRICATIONS
      8,600  SKF AB (B Shares).....................................................       127,697
                                                                                     ------------
             MISCELLANEOUS COMMERCIAL SERVICES
     38,700  Securitas AB (Series "B" Free)........................................       824,228
                                                                                     ------------
             MISCELLANEOUS MANUFACTURING
     14,400  Trelleborg AB (Series B)..............................................        80,632
                                                                                     ------------
             REAL ESTATE DEVELOPMENT
     54,160  Castellum AB..........................................................       576,746
     56,445  Drott AB (B Shares)...................................................       663,162
     29,600  Wihlborgs Fastigheter AB (B Shares)...................................        42,324
                                                                                     ------------
                                                                                        1,282,232
                                                                                     ------------
             REGIONAL BANKS
     58,006  Nordic Baltic Holding AB..............................................       438,351
                                                                                     ------------
             STEEL
      8,200  SSAB Svenskt Stal AB (Series A).......................................        66,413
                                                                                     ------------
             TELECOMMUNICATION EQUIPMENT
    368,100  Telefonaktiebolaget LM Ericsson AB (Series "B" Free)..................     4,895,241
                                                                                     ------------
             TOBACCO
     28,800  Swedish Match AB......................................................        98,774
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY
      6,000  Volvo AB (A Shares)...................................................  $     89,991
     22,500  Volvo AB (B Shares)...................................................       346,465
                                                                                     ------------
                                                                                          436,456
                                                                                     ------------
             TOTAL SWEDEN..........................................................    16,219,634
                                                                                     ------------
             SWITZERLAND (7.7%)
             AIRLINES
      1,210  SAirGroup.............................................................       163,550
                                                                                     ------------
             CONSTRUCTION MATERIALS
        780  Holderbank Financiere Glarus AG (B Shares)............................       819,568
        400  Holderbank Financiere Glarus AG (Registered Shares)...................       117,700
                                                                                     ------------
                                                                                          937,268
                                                                                     ------------
             FOOD: MAJOR DIVERSIFIED
      8,205  Nestle S.A. (Registered Shares)+......................................    17,000,570
                                                                                     ------------
             HOUSEHOLD/PERSONAL CARE
        746  Givaudan (Registered Shares)*.........................................       178,844
                                                                                     ------------
             INDUSTRIAL CONGLOMERATES
     32,200  ABB Ltd.+.............................................................     2,861,247
        410  Sulzer AG (Registered Shares).........................................       264,774
                                                                                     ------------
                                                                                        3,126,021
                                                                                     ------------
             MAJOR BANKS
     14,300  Credit Suisse Group (Registered Shares)+..............................     2,680,554
     22,260  UBS AG (Registered Shares)+...........................................     3,083,068
                                                                                     ------------
                                                                                        5,763,622
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
      3,770  Swisscom AG (Registered Shares)+......................................       957,284
                                                                                     ------------
             METAL FABRICATIONS
        240  Georg Fischer AG (Registered Shares)..................................        65,146
                                                                                     ------------
             MULTI-LINE INSURANCE
      8,318  Zurich Financial Services AG+.........................................     4,025,287
                                                                                     ------------
             OTHER CONSUMER SPECIALTIES
        550  The Swatch Group AG...................................................       728,112
        700  The Swatch Group AG (Registered Shares)...............................       190,399
                                                                                     ------------
                                                                                          918,511
                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             PERSONNEL SERVICES
      2,010  Adecco S.A. (Registered Shares).......................................  $  1,389,715
                                                                                     ------------
             PHARMACEUTICALS: MAJOR
      8,035  Novartis AG (Registered Shares)+......................................    12,187,921
        854  Roche Holdings AG+....................................................     7,799,911
        178  Roche Holdings AG - Bearer+...........................................     1,923,267
                                                                                     ------------
                                                                                       21,911,099
                                                                                     ------------
             PROPERTY - CASUALTY INSURERS
      1,590  Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares)+...     3,135,249
                                                                                     ------------
             SPECIALTY STORES
        480  Valora Holding AG.....................................................        97,586
                                                                                     ------------
             TOTAL SWITZERLAND.....................................................    59,669,752
                                                                                     ------------
             UNITED KINGDOM (20.1%)
             ADVERTISING/MARKETING SERVICES
     82,366  WPP Group PLC.........................................................     1,104,963
                                                                                     ------------
             AEROSPACE & DEFENSE
    291,960  BAE Systems PLC.......................................................     1,657,727
    138,948  Marconi PLC...........................................................     1,753,192
                                                                                     ------------
                                                                                        3,410,919
                                                                                     ------------
             AIRLINES
    153,107  British Airways PLC...................................................       683,917
                                                                                     ------------
             AUTO PARTS: O.E.M.
    142,936  GKN PLC...............................................................     1,637,671
                                                                                     ------------
             BEVERAGES: ALCOHOLIC
    115,032  Bass PLC..............................................................     1,125,275
    507,971  Diageo PLC............................................................     4,792,301
                                                                                     ------------
                                                                                        5,917,576
                                                                                     ------------
             BUILDING PRODUCTS
      3,964  Caradon PLC...........................................................        10,923
                                                                                     ------------
             CABLE/SATELLITE TV
    166,887  British Sky Broadcasting Group PLC*...................................     2,408,260
                                                                                     ------------
             CASINO/GAMING
    218,025  Hilton Group PLC......................................................       605,526
                                                                                     ------------
             CATALOG/SPECIALTY DISTRIBUTION
    112,955  Great Universal Stores PLC............................................       779,777
                                                                                     ------------
             CHEMICALS: MAJOR DIVERSIFIED
    138,961  Imperial Chemicals Industries PLC.....................................       850,478
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             CHEMICALS: SPECIALTY
     64,603  Boc Group PLC.........................................................  $    899,460
                                                                                     ------------
             COMPUTER PROCESSING HARDWARE
      7,322  Psion PLC.............................................................        44,282
                                                                                     ------------
             CONSTRUCTION MATERIALS
      2,652  Hanson PLC............................................................        13,981
                                                                                     ------------
             DEPARTMENT STORES
    290,358  Marks & Spencer, PLC..................................................       808,524
                                                                                     ------------
             DRUGSTORE CHAINS
     78,638  Boots Co. PLC.........................................................       627,268
                                                                                     ------------
             ELECTRIC UTILITIES
    143,472  National Grid Group PLC...............................................     1,243,263
     76,753  National Power PLC....................................................       309,455
    178,763  Scottish Power PLC....................................................     1,341,670
     73,306  United Utilities PLC..................................................       736,768
                                                                                     ------------
                                                                                        3,631,156
                                                                                     ------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS
    430,153  Invensys PLC..........................................................     1,026,235
                                                                                     ------------
             ELECTRONICS/APPLIANCE STORES
    175,334  New Dixons Group PLC..................................................       521,288
                                                                                     ------------
             ENGINEERING & CONSTRUCTION
      2,739  Balfour Beatty PLC....................................................         4,648
      2,699  Taylor Woodrow PLC....................................................         7,046
                                                                                     ------------
                                                                                           11,694
                                                                                     ------------
             FINANCIAL CONGLOMERATES
     81,354  Abbey National PLC+...................................................     1,122,063
    532,657  HSBC Holdings PLC.....................................................     7,586,072
    300,959  Lloyds TSB Group PLC..................................................     3,064,096
                                                                                     ------------
                                                                                       11,772,231
                                                                                     ------------
             FINANCIAL PUBLISHING/SERVICES
    137,883  Reuters Group PLC.....................................................     2,683,620
                                                                                     ------------
             FOOD RETAIL
    184,002  Sainsbury (J.) PLC....................................................     1,033,408
    674,590  Tesco PLC.............................................................     2,570,635
                                                                                     ------------
                                                                                        3,604,043
                                                                                     ------------
             FOOD: MAJOR DIVERSIFIED
    427,841  Unilever PLC..........................................................     2,893,071
                                                                                     ------------
             FOOD: SPECIALTY/CANDY
    287,769  Cadbury Schweppes PLC.................................................     1,777,917
     34,945  Tate & Lyle PLC.......................................................       111,751
                                                                                     ------------
                                                                                        1,889,668
                                                                                     ------------
             GAS DISTRIBUTORS
    362,468  Centrica PLC..........................................................     1,245,879
                                                                                     ------------
             INDUSTRIAL SPECIALTIES
      7,243  Pilkington PLC........................................................        10,321
                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY SERVICES
     35,362  Logica PlC............................................................  $  1,045,712
     64,536  Misys PLC.............................................................       672,023
     40,237  SEMA Group PLC........................................................       507,695
                                                                                     ------------
                                                                                        2,225,430
                                                                                     ------------
             INTEGRATED OIL
  2,889,122  BP Amoco PLC..........................................................    24,491,097
                                                                                     ------------
             INVESTMENT BANKS/BROKERS
     26,709  Schroders PLC.........................................................       483,039
                                                                                     ------------
             INVESTMENT MANAGERS
     70,719  Amvescap PLC..........................................................     1,579,482
                                                                                     ------------
             INVESTMENT TRUSTS/MUTUAL FUNDS
     74,421  3i Group PLC..........................................................     1,689,148
                                                                                     ------------
             LIFE/HEALTH INSURANCE
    177,091  Prudential Corp.......................................................     2,380,861
                                                                                     ------------
             MAJOR BANKS
    111,420  Barclays PLC..........................................................     3,186,603
    133,171  Halifax PLC...........................................................     1,046,807
    140,030  Royal Bank of Scotland Group PLC......................................     3,141,733
                                                                                     ------------
                                                                                        7,375,143
                                                                                     ------------
             MAJOR TELECOMMUNICATIONS
    579,748  British Telecommunications PLC........................................     6,793,733
                                                                                     ------------
             MARINE SHIPPING
     60,817  Peninsular & Orient Princess Cruises..................................       238,809
     60,817  Peninsular & Orient Steam Navigation Co...............................       250,496
                                                                                     ------------
                                                                                          489,305
                                                                                     ------------
             MEDICAL SPECIALTIES
     67,264  Nycomed Amersham PLC..................................................       601,902
     41,657  Smith & Nephew PLC....................................................       170,975
                                                                                     ------------
                                                                                          772,877
                                                                                     ------------
             MISCELLANEOUS COMMERCIAL SERVICES
     93,804  Capita Group PLC......................................................       714,231
    178,839  Hays PLC..............................................................       975,880
    197,045  Rentokil Initial PLC..................................................       454,381
                                                                                     ------------
                                                                                        2,144,492
                                                                                     ------------
             MISCELLANEOUS MANUFACTURING
      2,453  TI Group PLC..........................................................        13,234
                                                                                     ------------
             MOVIES/ENTERTAINMENT
     70,121  Carlton Communications PLC............................................       564,416
     76,206  Emi Group PLC.........................................................       570,291
      3,486  Rank Group PLC........................................................         8,645
                                                                                     ------------
                                                                                        1,143,352
                                                                                     ------------
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE
    217,828  CGU PLC...............................................................  $  2,912,745
    541,681  Legal & General Group PLC.............................................     1,347,304
                                                                                     ------------
                                                                                        4,260,049
                                                                                     ------------
             OIL & GAS PIPELINES
    381,113  BG Group PLC..........................................................     1,525,530
    381,113  Lattice Group PLC*....................................................       812,510
                                                                                     ------------
                                                                                        2,338,040
                                                                                     ------------
             OIL & GAS PRODUCTION
      8,472  LASMO PLC.............................................................        18,000
                                                                                     ------------
             OTHER METALS/MINERALS
    115,344  Rio Tinto PLC (Registered Shares).....................................     1,865,210
                                                                                     ------------
             OTHER TRANSPORTATION
    111,922  British Airport Authority PLC.........................................       930,096
                                                                                     ------------
             PACKAGED SOFTWARE
    118,585  Sage Group (The) PLC..................................................       865,079
                                                                                     ------------
             PHARMACEUTICALS: MAJOR
    152,867  AstraZeneca Group PLC+................................................     7,156,573
    313,701  Glaxo Wellcome PLC....................................................     9,026,418
    485,991  SmithKline Beecham PLC................................................     6,273,011
                                                                                     ------------
                                                                                       22,456,002
                                                                                     ------------
             PUBLISHING: BOOKS/MAGAZINES
     53,116  Pearson PLC...........................................................     1,424,361
     98,301  Reed International PLC................................................       908,145
                                                                                     ------------
                                                                                        2,332,506
                                                                                     ------------
             PULP & PAPER
      2,592  Rexam PLC.............................................................         8,759
                                                                                     ------------
             RAILROADS
     46,596  Railtrack Group PLC...................................................       720,383
                                                                                     ------------
             REAL ESTATE DEVELOPMENT
    194,500  British Land Company PLC..............................................     1,162,183
    129,700  Burford Holdings PLC..................................................       186,223
     31,041  Canary Wharf Finance PLC*.............................................       242,201
     51,545  Chelsfied PLC.........................................................       272,858
    116,550  Grantchester Holdings PLC.............................................       309,329
     71,466  Great Port Land Estate PLC............................................       266,632
     65,960  Hammerson PLC.........................................................       390,539
    120,097  Land Securities PLC...................................................     1,236,654
     99,726  Slough Estates PLC....................................................       533,694
                                                                                     ------------
                                                                                        4,600,313
                                                                                     ------------
             RESTAURANTS
    251,669  Granada Compass PLC*..................................................     2,168,074
                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED


  SHARES
-----------
             SEMICONDUCTORS
     86,632  ARM Holdings PLC*.....................................................  $    854,368
                                                                                     ------------
             SPECIALTY STORES
    134,968  Kingfisher PLC........................................................       806,466
                                                                                     ------------
             STEEL
      5,500  Corus Group PLC.......................................................         4,946
                                                                                     ------------
             TOBACCO
    332,075  British American Tobacco PLC..........................................     2,326,168
                                                                                     ------------
             WATER UTILITIES
        498  AWG PLC*..............................................................         4,305
    154,380  AWG PLC (Register Shares)*............................................           134
      2,675  Thames Water PLC......................................................        46,865
                                                                                     ------------
                                                                                           51,304
                                                                                     ------------
             WIRELESS COMMUNICATIONS
  2,172,697  Vodafone AirTouch PLC.................................................     9,035,672
                                                                                     ------------
             TOTAL UNITED KINGDOM..................................................   156,315,359
                                                                                     ------------
             TOTAL COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS
             (COST $669,096,014)...................................................   629,651,837
                                                                                     ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                              VALUE
-------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (a) (20.1%)
             U.S. GOVERNMENT AGENCY
$   156,000  Student Loan Mortgage Assoc. 6.45% due 11/01/00
               (COST $156,000,000).................................................  $$156,000,000
                                                                                     ------------

TOTAL INVESTMENTS
(COST $825,096,014) (B)...................................................................  101.2%    785,651,837

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (1.2)     (9,636,753)
                                                                                            -----   -------------
NET ASSETS................................................................................  100.0%  $ 776,015,084
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 + Some or all of these securities are segregated in connection with open forward foreign currency contracts.
++ Consists of one or more class of securities traded together as unit; stock with attached warrants.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $32,102,479 and the aggregate gross unrealized depreciation is $71,546,656, resulting in net unrealized depreciation of $39,444,177.

FUTURES CONTRACTS OPEN AT OCTOBER, 31, 2000:

      NUMBER OF                      DESCRIPTION, DELIVERY MONTH,   UNDERLYING FACE   UNREALIZED
      CONTRACTS         LONG/SHORT             AND YEAR             AMOUNT AT VALUE    GAIN/LOSS
-------------------------------------------------------------------------------------------------
                   72      Long      FTSE 100 December/2000           $ 6,971,685     $  (186,082)
                  391      Long      TSE TOPIX December/2000           52,832,997      (3,438,622)
                   43      Long      MIB 30 INDEX December/2000         8,848,514        (109,534)
                   52      Long      EURX DAX INDEX December/2000       8,144,949        (281,264)
                   76      Long      MTF CAC40 10EU December/2000       4,110,018          56,465
                  123      Long      IBEX 35 Plus November/2000        10,741,419         122,880
                                                                                      -----------
            Net unrealized loss....................................................   $(3,836,157)
                                                                                      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 2000:

                                                         UNREALIZED
      CONTRACTS            IN EXCHANGE      DELIVERY    APPRECIATION
     TO DELIVER                FOR            DATE     (DEPRECIATION)
---------------------------------------------------------------------
   $        24,402      EUR        28,923    11/1/00    $       156
   $        82,026      SEK       824,357    11/1/00            402
   $     4,776,589      CHF     8,627,570    11/2/00         22,371
   $       213,623      DKK     1,885,738    11/2/00          1,518
   $     3,496,070      EUR     4,145,947    11/2/00         24,254
   $       684,118      GBP       477,703    11/2/00          8,694
   $       236,002      NOK     2,214,787    11/2/00          2,430
   $        94,089      SEK       946,841    11/2/00            585
   $        74,160      DKK       649,830    11/3/00            (22)
   $       374,342      EUR       443,912    11/3/00          2,584
   $     4,445,548      EUR     5,235,939    11/3/00            288
   $       155,990      SEK     1,559,086    11/3/00            (97)
   $         7,160      EUR         8,432    11/6/00             (1)
   $     4,535,578      GBP     3,122,730    11/6/00         (6,683)
   $        32,750      EUR        38,566    11/7/00             (4)
   $       423,079      GBP       291,648    11/7/00           (102)
   $    34,803,709      EUR    39,806,375    12/8/00       (944,672)
   EUR  19,686,000      $      17,209,993    12/8/00        465,213
   $     2,802,758      EUR     3,207,000    12/8/00        (74,905)
   $     1,822,018      EUR     2,084,880    12/8/00        (48,633)
   $     7,721,194      EUR     8,896,000    12/8/00       (154,316)
   $     6,774,930      GBP     4,708,000    12/8/00         58,230
   $    36,584,271      JPY 3,794,996,143    12/8/00     (1,577,665)
   $    27,269,146      JPY 2,822,629,334    12/8/00     (1,232,052)
   JPY 949,635,000      $       8,991,053    12/8/00        231,231
                                                        -----------
      Net unrealized depreciation...................    $(3,221,196)
                                                        ===========

CURRENCY ABBREVIATIONS:
------------------------

GBP  British Pound.
DKK  Danish Krone.
EUR  Euro.
JPY  Japanese Yen.
NOK  Norwegian Krone.
SEK  Swedish Krona.
CHF  Swiss Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
SUMMARY OF INVESTMENTS OCTOBER 31, 2000

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising/Marketing Services....................................................
                                                                                    $  1,104,963      0.1%
Aerospace & Defense...............................................................     5,114,697      0.7
Agricultural Commodities/Milling..................................................       341,597      0.0
Air Freight/Couriers..............................................................     1,488,941      0.2
Airlines..........................................................................     4,379,455      0.6
Apparel/Footwear..................................................................       357,004      0.1
Apparel/Footwear Retail...........................................................     1,525,979      0.2
Auto Parts: O.E.M.................................................................     3,777,771      0.5
Automotive Aftermarket............................................................       904,746      0.1
Beverages: Alcoholic..............................................................    15,704,826      2.0
Beverages: Non-Alcoholic..........................................................        96,470      0.0
Broadcasting......................................................................     1,968,143      0.3
Building Products.................................................................       741,312      0.1
Cable/Satellite TV................................................................     3,903,026      0.5
Casino/Gaming.....................................................................       734,475      0.1
Catalog/Specialty Distribution....................................................       779,777      0.1
Chemicals: Major Diversified......................................................     7,677,191      1.0
Chemicals: Specialty..............................................................     4,124,791      0.5
Commercial Printing/Forms.........................................................     1,584,261      0.2
Computer Peripherals..............................................................        81,187      0.0
Computer Processing Hardware......................................................     1,914,198      0.2
Construction Materials............................................................     2,121,224      0.3
Containers/Packaging..............................................................     1,718,619      0.2
Data Processing Services..........................................................        14,456      0.0
Department Stores.................................................................     1,581,998      0.2
Drugstore Chains..................................................................       627,268      0.1
Electric Utilities................................................................    18,299,196      2.4
Electrical Products...............................................................     5,298,686      0.7
Electronic Components.............................................................     1,763,252      0.2
Electronic Distributors...........................................................       960,059      0.1
Electronic Equipment/Instruments..................................................    15,282,779      2.0
Electronic Production Equipment...................................................     1,409,042      0.2
Electronics/Appliance Stores......................................................       521,288      0.1
Electronics/Appliances............................................................     6,263,343      0.8
Engineering & Construction........................................................     6,228,389      0.8
Finance/Rental/Leasing............................................................     2,893,367      0.4
Financial Conglomerates...........................................................    18,120,960      2.3
Financial Publishing/Services.....................................................     3,996,955      0.5
Fluid Controls....................................................................       698,745      0.1
Food Retail.......................................................................    12,706,274      1.6
Food: Major Diversified...........................................................    29,327,093      3.8
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Food: Meat/Fish/Dairy.............................................................  $    671,944      0.1%
Food: Specialty/Candy.............................................................     3,517,953      0.5
Gas Distributors..................................................................     3,963,424      0.5
Home Building.....................................................................     1,164,813      0.2
Hospital/Nursing Management.......................................................       198,952      0.0
Hotels/Resorts/Cruiselines........................................................     1,056,867      0.1
Household/Personal Care...........................................................     8,648,159      1.1
Industrial Conglomerates..........................................................    24,527,898      3.2
Industrial Machinery..............................................................     4,656,197      0.6
Industrial Specialties............................................................     2,363,519      0.3
Information Technology Services...................................................     4,008,456      0.5
Integrated Oil....................................................................    45,432,953      5.9
Investment Banks/Brokers..........................................................     4,813,608      0.6
Investment Managers...............................................................     1,579,482      0.2
Investment Trusts/Mutual Funds....................................................     1,689,148      0.2
Life/Health Insurance.............................................................    11,529,091      1.5
Major Banks.......................................................................    51,865,213      6.7
Major Telecommunications..........................................................    16,895,970      2.2
Marine Shipping...................................................................     1,176,089      0.2
Media Conglomerates...............................................................     2,522,432      0.3
Medical Distributors..............................................................       150,465      0.0
Medical Specialties...............................................................     1,569,885      0.2
Medical/Nursing Services..........................................................       642,514      0.1
Metal Fabrications................................................................       694,535      0.1
Miscellaneous Commercial Services.................................................     4,949,225      0.6
Miscellaneous Manufacturing.......................................................     2,535,696      0.3
Motor Vehicles....................................................................    14,952,747      1.9
Movies/Entertainment..............................................................     4,773,119      0.6
Multi-Line Insurance..............................................................    25,899,891      3.3
Oil & Gas Pipelines...............................................................     2,338,040      0.3
Oil & Gas Production..............................................................       243,354      0.0
Oil Refining/Marketing............................................................    16,682,958      2.1
Oilfield Services/Equipment.......................................................       275,615      0.0
Other Consumer Services...........................................................     1,218,301      0.2
Other Consumer Specialties........................................................     1,114,659      0.1
Other Metals/Minerals.............................................................     4,438,224      0.6
Other Transportation..............................................................     1,425,905      0.2
Packaged Software.................................................................     7,159,972      0.9
Personnel Services................................................................     1,522,147      0.2
Pharmaceuticals: Major............................................................    61,922,405      8.0
Pharmaceuticals: Other............................................................     4,787,629      0.6
Precious Metals...................................................................        58,990      0.0

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
SUMMARY OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Property - Casualty Insurers......................................................  $  5,156,909      0.7%
Publishing: Books/Magazines.......................................................     3,045,281      0.4
Publishing: Newspapers............................................................     1,186,930      0.2
Pulp & Paper......................................................................     1,959,550      0.3
Railroads.........................................................................     4,767,139      0.6
Real Estate Development...........................................................    17,290,139      2.2
Recreational Products.............................................................     3,591,463      0.5
Regional Banks....................................................................     6,483,295      0.8
Restaurants.......................................................................     3,144,480      0.4
Semiconductors....................................................................     3,144,444      0.4
Specialty Stores..................................................................     4,205,788      0.5
Specialty Telecommunications......................................................     1,643,655      0.2
Steel.............................................................................     1,587,334      0.2
Telecommunication Equipment.......................................................    10,917,541      1.4
Telecommunications................................................................       187,601      0.0
Textiles..........................................................................       674,871      0.1
Tobacco...........................................................................     3,843,722      0.5
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Trucks/Construction/Farm Machinery................................................  $  1,855,027      0.2%
U.S. Government Agency............................................................   156,000,000     20.1
Water Utilities...................................................................       253,737      0.1
Wholesale Distributors............................................................     1,742,374      0.2
Wireless Communications...........................................................    13,194,310      1.7
                                                                                    ------------    -----
                                                                                    $785,651,837    101.2%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $619,866,583     79.9%
Preferred Stocks..................................................................     9,713,232      1.2
Rights............................................................................        63,185      0.0
Short-Term Investment.............................................................   156,000,000     20.1
Warrants..........................................................................         8,837      0.0
                                                                                    ------------    -----
                                                                                    $$785,651,837   101.2%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

ASSETS:
Investments in securities, at value (cost $825,096,014).......................................  $785,651,837
Cash (including $204,934 in foreign currency and $11,990,371 segregated in connection with
  open futures contracts).....................................................................    13,676,786
Receivable for:
    Shares of beneficial interest sold........................................................     6,436,505
    Dividends.................................................................................       572,688
    Foreign withholding taxes reclaimed.......................................................       451,534
Prepaid expenses and other assets.............................................................        81,370
                                                                                                ------------
     TOTAL ASSETS.............................................................................   806,870,720
                                                                                                ------------
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts.................................     3,221,196
Payable for:
    Investments purchased.....................................................................    19,716,550
    Variation margin on future contracts......................................................     3,836,157
    Shares of beneficial interest repurchased.................................................     2,629,116
    Investment management fee.................................................................       679,031
    Plan of distribution fee..................................................................       563,890
Accrued expenses and other payables...........................................................       209,696
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    30,855,636
                                                                                                ------------
     NET ASSETS...............................................................................  $776,015,084
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $786,959,563
Net unrealized depreciation...................................................................   (46,677,246)
Accumulated undistributed net investment income...............................................     3,001,759
Accumulated undistributed net realized gain...................................................    32,731,008
                                                                                                ------------
     NET ASSETS...............................................................................  $776,015,084
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................   $46,534,548
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     4,522,012
     NET ASSET VALUE PER SHARE................................................................        $10.29
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $10.86
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $561,374,970
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    55,087,343
     NET ASSET VALUE PER SHARE................................................................        $10.19
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $69,640,182
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     6,833,673
     NET ASSET VALUE PER SHARE................................................................        $10.19
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................   $98,465,384
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     9,538,299
     NET ASSET VALUE PER SHARE................................................................        $10.32
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

NET INVESTMENT INCOME:

INCOME
Interest.....................................................................................  $   9,736,883
Dividends (net of $974,470 foreign withholding tax)..........................................      8,795,937
                                                                                               -------------

     TOTAL INCOME............................................................................     18,532,820
                                                                                               -------------

EXPENSES
Investment management fee....................................................................      7,648,431
Plan of distribution fee (Class A shares)....................................................        115,305
Plan of distribution fee (Class B shares)....................................................      5,876,326
Plan of distribution fee (Class C shares)....................................................        785,100
Transfer agent fees and expenses.............................................................        842,975
Custodian fees...............................................................................        316,482
Registration fees............................................................................        196,680
Shareholder reports and notices..............................................................        105,931
Professional fees............................................................................         77,740
Offering costs...............................................................................         72,374
Trustees' fees and expenses..................................................................         11,111
Other........................................................................................         70,020
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     16,118,475
                                                                                               -------------

     NET INVESTMENT INCOME:..................................................................      2,414,345
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments..............................................................................     44,577,268
    Futures contracts........................................................................      4,806,665
    Foreign exchange transactions............................................................    (14,172,451)
                                                                                               -------------

     NET GAIN................................................................................     35,211,482
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
    Investments..............................................................................    (70,360,149)
    Futures contracts........................................................................     (4,777,736)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................     (3,738,062)
                                                                                               -------------

     NET DEPRECIATION........................................................................    (78,875,947)
                                                                                               -------------

     NET LOSS................................................................................    (43,664,465)
                                                                                               -------------

NET DECREASE.................................................................................  $ (41,250,120)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE PERIOD
                                                                            FOR THE YEAR     JUNE 28, 1999*
                                                                               ENDED            THROUGH
                                                                          OCTOBER 31, 2000  OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)............................................    $  2,414,345      $   (687,252)
Net realized gain (loss)................................................      35,211,482        (3,486,865)
Net change in unrealized appreciation...................................     (78,875,947)       32,198,701
                                                                            ------------      ------------

     NET INCREASE (DECREASE)............................................     (41,250,120)       28,024,584
                                                                            ------------      ------------
Net increase from transactions in shares of beneficial interest.........     242,353,999       546,786,621
                                                                            ------------      ------------

     NET INCREASE.......................................................     201,103,879       574,811,205

NET ASSETS:
Beginning of period.....................................................     574,911,205           100,000
                                                                            ------------      ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF 3,001,759 AND A
    NET INVESTMENT LOSS OF $646,146, RESPECTIVELY)......................    $776,015,084      $574,911,205
                                                                            ============      ============

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of international common stocks and other equity securities. The Fund was organized as a Massachusetts business trust on October 23, 1998 and had no operations others than those relating to organizational matters and issuance of 2,500 shares of beneficial interest by each class for $25,000 to Morgan Stanley Dean Witter Advisors Inc. ("Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares, are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the fund is informed after the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

I. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $153,000, which were reimbursed for the full amount thereof. Such expenses were deferred and were fully amortized as of June 27, 2000.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $27,458,643 at October 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

shares and Class C shares of $10,799, $1,819,631, and $104,710, respectively and received $187,515 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2000 aggregated $665,427,287 and $506,849,177, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At October 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $100.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                      FOR THE PERIOD
                                                                          FOR THE YEAR                JUNE 28, 1999*
                                                                              ENDED                      THROUGH
                                                                        OCTOBER 31, 2000             OCTOBER 31, 1999
                                                                   ---------------------------  --------------------------
                                                                      SHARES        AMOUNT        SHARES        AMOUNT
                                                                   ------------  -------------  -----------  -------------
CLASS A
Sold.............................................................   14,921,256   $ 167,279,283   5,501,684   $ 55,679,553
Redeemed.........................................................  (14,041,009)   (157,908,926) (1,862,419)   (19,164,117)
                                                                   -----------   -------------  ----------   ------------
Net increase - Class A...........................................      880,247       9,370,357   3,639,265     36,515,436
                                                                   -----------   -------------  ----------   ------------

CLASS B
Sold.............................................................   40,456,127     452,222,607  46,196,462    464,151,607
Redeemed.........................................................  (29,483,811)   (327,484,831) (2,083,935)   (21,345,154)
                                                                   -----------   -------------  ----------   ------------
Net increase - Class B...........................................   10,972,316     124,737,776  44,112,527    442,806,453
                                                                   -----------   -------------  ----------   ------------

CLASS C
Sold.............................................................    3,739,861      41,364,492   7,186,009     72,115,535
Redeemed.........................................................   (3,525,604)    (38,882,026)   (569,093)    (5,816,388)
                                                                   -----------   -------------  ----------   ------------
Net increase - Class C...........................................      214,257       2,482,466   6,616,916     66,299,147
                                                                   -----------   -------------  ----------   ------------

CLASS D
Sold.............................................................   12,198,351     137,247,940   1,075,888     11,093,524
Redeemed.........................................................   (2,786,381)    (31,484,540)   (952,059)    (9,927,939)
                                                                   -----------   -------------  ----------   ------------
Net increase - Class D...........................................    9,411,970     105,763,400     123,829      1,165,585
                                                                   -----------   -------------  ----------   ------------
Net increase in Fund.............................................   21,478,790   $ 242,353,999  54,492,537   $546,786,621
                                                                   ===========   =============  ==========   ============

---------------------

 *   Commencement of operations.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

6. FEDERAL INCOME TAX STATUS

As of October 31, 2000, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and open forward foreign currency exchange contracts and capital loss deferals on wash sales and permanent book/tax differences primarily attributable to foreign currency losses and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $72,374, accumulated undistributed net realized gain was charged $1,161,186 and accumulated undistributed net investment income was credited $1,233,560.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2000, there were outstanding forward contracts and outstanding index futures contracts.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                     FOR THE PERIOD
                                                                FOR THE YEAR         JUNE 28, 1999*
                                                                    ENDED               THROUGH
                                                              OCTOBER 31, 2000      OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 10.57              $ 10.00
                                                                   -------              -------

Income (loss) from investment operations:
   Net investment income....................................          0.11                 0.01
   Net realized and unrealized gain (loss)..................         (0.39)                0.56
                                                                   -------              -------

Total income (loss) from investment operations..............         (0.28)                0.57
                                                                   -------              -------

Net asset value, end of period..............................       $ 10.29              $ 10.57
                                                                   =======              =======

TOTAL RETURN+...............................................         (2.65)%               5.70%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses....................................................          1.47 %               1.81%(2)

Net investment income.......................................          0.95 %               0.31%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $46,535              $38,506

Portfolio turnover rate.....................................            84 %                 14%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                     FOR THE PERIOD
                                                                FOR THE YEAR         JUNE 28, 1999*
                                                                    ENDED                THROUGH
                                                              OCTOBER 31, 2000      OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $  10.55              $  10.00
                                                                   --------              --------

Income (loss) from investment operations:
   Net investment income (loss).............................           0.02                 (0.02)
   Net realized and unrealized gain (loss)..................          (0.38)                 0.57
                                                                   --------              --------

Total income (loss) from investment operations..............          (0.36)                 0.55
                                                                   --------              --------

Net asset value, end of period..............................       $  10.19              $  10.55
                                                                   ========              ========

TOTAL RETURN+...............................................          (3.41)%                5.50 %(1)

RATIOS TO AVERAGE NET ASSETS (3):

Expenses....................................................           2.22 %                2.56 %(2)

Net investment income (loss)................................           0.20 %               (0.44)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................       $561,375              $465,258

Portfolio turnover rate.....................................             84 %                  14 %(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                     FOR THE PERIOD
                                                                FOR THE YEAR         JUNE 28, 1999*
                                                                    ENDED                THROUGH
                                                              OCTOBER 31, 2000      OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 10.55               $ 10.00
                                                                   -------               -------

Income (loss) from investment operations:
   Net investment income (loss).............................          0.02                 (0.02)
   Net realized and unrealized gain (loss)..................         (0.38)                 0.57
                                                                   -------               -------

Total income (loss) from investment operations..............         (0.36)                 0.55
                                                                   -------               -------

Net asset value, end of period..............................       $ 10.19               $ 10.55
                                                                   =======               =======

TOTAL RETURN+...............................................         (3.41)%                5.50 %(1)

RATIOS TO AVERAGE NET ASSETS (3):

Expenses....................................................          2.22 %                2.56 %(2)

Net investment income (loss)................................          0.20 %               (0.44)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................       $69,640               $69,811

Portfolio turnover rate.....................................            84 %                  14 %(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                     FOR THE PERIOD
                                                                FOR THE YEAR         JUNE 28, 1999*
                                                                    ENDED                THROUGH
                                                              OCTOBER 31, 2000      OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 10.58                $10.00
                                                                   -------                ------

Income from investment operations:
   Net investment income....................................          0.15                  0.01
   Net realized and unrealized gain (loss)..................         (0.41)                 0.57
                                                                   -------                ------

Total income (loss) from investment operations..............         (0.26)                 0.58
                                                                   -------                ------

Net asset value, end of period..............................       $ 10.32                $10.58
                                                                   =======                ======

TOTAL RETURN+...............................................         (2.46)%                5.80(1)

RATIOS TO AVERAGE NET ASSETS (3):

Expenses....................................................          1.22 %                1.56(2)

Net investment income.......................................          1.20 %                0.56(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................       $98,465                $1,336

Portfolio turnover rate.....................................            84 %                  14(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter International Fund (the "Fund"), including the portfolio of investments, as of October 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the Financial Highlights for the period June 28, 1999 to October 31, 1999 were audited by other independent accountants whose report, dated December 17, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter International Fund as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 11, 2000

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The report of PricewaterhouseCoopers LLP on the financial statements of the Fund for the period ended October 31, 1999, contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audit for the period ended October 31, 1999, and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report of the financial statements for such period.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent auditors as of July 1, 2000.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND



In our opinion, the statement of changes in net assets and the financial highlights of Morgan Stanley Dean Witter Internationl Fund (the "Fund") (not presented separately herein) present fairly, in all material respects, the changes in its net assets for the year ended October 31, 1999 and the financial highlights for each of the years in the period ended October 31, 1999, in conformity with generally accepted accounting principles. This financial statement and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to October 31, 1999.



/s/ PricewaterhouseCoopers LLP


PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS


NEW YORK, NEW YORK 10036
DECEMBER 17, 1999

                  MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
                            PART C OTHER INFORMATION

Item 23.       Exhibits
--------       ----------------------------------------------------------------

1. Declaration of Trust of the Registrant, dated October 23, 1998, is incorporated by reference to Exhibit 1 of the Initial Registration Statement on Form N-1A, filed on October 27, 1998.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on May 5, 1999.

3.             Not Applicable.

4(a). Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc., dated May 4, 1999, is incorporated by reference to Exhibit 4(a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 15, 1999.

4(b). Sub-Advisory Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated May 4, 1999, is incorporated by reference to Exhibit 4(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 15, 1999.

5(a). Amended Distribution Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 5(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 15, 1999.

5(b). Omnibus Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and National Financial Services Corporation, dated October 17, 1998, is incorporated by reference to Exhibit 5 of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on May 5, 1999.

5(c). Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and Dean Witter Reynolds Inc., dated May 4, 1999, is incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on January 31, 2000.

6.             Not Applicable.

7. Custody Agreement between The Chase Manhattan Bank and the Registrant is incorporated by reference to Exhibit 7 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 15, 1999.

8(a). Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB, dated September 1, 2000, filed herein.

8(b). Amended Services Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 8(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 15, 1999.

9(a). Opinion of Barry Fink, Esq., dated March 15, 1999, is incorporated by reference to Exhibit 9(a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 15, 1999.

9(b). Opinion of Lane Altman & Owens LLP, dated March 12, 1999, is incorporated by reference to Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 15, 1999.

10(a).         Consent of Independent Auditors, filed herein.

10(b).         Consent of PricewaterhouseCoopers LLP, filed herein.

11.            Not Applicable.

12.            Not Applicable.

13. Plan of Distribution pursuant to Rule 12b-1, dated May 4, 1999, is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 15, 1999.

14. Amended Multi-Class Plan pursuant to Rule 18f-3, dated December 1, 2000, filed herein.

15.            Not Applicable.

16(a). Codes of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc., filed herein.

16(b). Codes of Ethics of the Morgan Stanley Dean Witter Funds, filed herein.

16(c). Code of Ethics of Morgan Stanley Dean Witter Investment Management Inc., filed herein.

Other Powers of Attorney are incorporated by reference to Exhibit (Other(a)) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 15, 1999. The Power of Attorney of James F. Higgins is filed herein.

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

               None

Item 25.       INDEMNIFICATION.

               Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant.

Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

               Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

               The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

               Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

               See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.
         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)      Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)      Morgan Stanley Dean Witter California Quality Municipal Securities

(3)      Morgan Stanley Dean Witter Government Income Trust
(4)      Morgan Stanley Dean Witter High Income Advantage Trust
(5)      Morgan Stanley Dean Witter High Income Advantage Trust II
(6)      Morgan Stanley Dean Witter High Income Advantage Trust III
(7)      Morgan Stanley Dean Witter Income Securities Inc.
(8)      Morgan Stanley Dean Witter Insured California Municipal Securities
(9)      Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)     Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)     Morgan Stanley Dean Witter Insured Municipal Securities
(12)     Morgan Stanley Dean Witter Insured Municipal Trust
(13)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)     Morgan Stanley Dean Witter Municipal Income Trust
(17)     Morgan Stanley Dean Witter Municipal Income Trust II
(18)     Morgan Stanley Dean Witter Municipal Income Trust III
(19)     Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)     Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)     Morgan Stanley Dean Witter Prime Income Trust
(22)     Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)     Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)     Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley Dean Witter 21st Century Trend Fund
(8)      Morgan Stanley Dean Witter Aggressive Equity Fund
(9)      Morgan Stanley Dean Witter All Star Growth Fund
(10)     Morgan Stanley Dean Witter American Opportunities Fund
(11)     Morgan Stanley Dean Witter Balanced Growth Fund
(12)     Morgan Stanley Dean Witter Balanced Income Fund
(13)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(14)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(15)     Morgan Stanley Dean Witter Capital Growth Securities
(16)     Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS
           PORTFOLIO"
(17)     Morgan Stanley Dean Witter Convertible Securities Trust
(18)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(19)     Morgan Stanley Dean Witter Diversified Income Trust
(20)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(21)     Morgan Stanley Dean Witter Equity Fund
(22)     Morgan Stanley Dean Witter European Growth Fund Inc.
(23)     Morgan Stanley Dean Witter Federal Securities Trust
(24)     Morgan Stanley Dean Witter Financial Services Trust
(25)     Morgan Stanley Dean Witter Fund of Funds
(26)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(27)     Morgan Stanley Dean Witter Global Utilities Fund
(28)     Morgan Stanley Dean Witter Growth Fund

(29)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(30)     Morgan Stanley Dean Witter Health Sciences Trust
(31)     Morgan Stanley Dean Witter High Yield Securities Inc.
(32)     Morgan Stanley Dean Witter Income Builder Fund
(33)     Morgan Stanley Dean Witter Information Fund
(34)     Morgan Stanley Dean Witter Intermediate Income Securities
(35)     Morgan Stanley Dean Witter International Fund
(36)     Morgan Stanley Dean Witter International SmallCap Fund
(37)     Morgan Stanley Dean Witter Japan Fund
(38)     Morgan Stanley Dean Witter Latin American Growth Fund
(39)     Morgan Stanley Dean Witter Limited Term Municipal Trust
(40)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(41)     Morgan Stanley Dean Witter Market Leader Trust
(42)     Morgan Stanley Dean Witter Mid-Cap Equity Trust
(43)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(44)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(45)     Morgan Stanley Dean Witter New Discoveries Fund
(46)     Morgan Stanley Dean Witter New York Municipal Money Market Trust
(47)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(48)     Morgan Stanley Dean Witter Next Generation Trust
(49)     Morgan Stanley Dean Witter North American Government Income Trust
(50)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(51)     Morgan Stanley Dean Witter Real Estate Fund
(52)     Morgan Stanley Dean Witter S&P 500 Index Fund
(53)     Morgan Stanley Dean Witter S&P 500 Select Fund
(54)     Morgan Stanley Dean Witter Select Dimensions Investment Series
(55)     Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(56)     Morgan Stanley Dean Witter Short-Term Bond Fund
(57)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(58)     Morgan Stanley Dean Witter Small Cap Growth Fund
(59)     Morgan Stanley Dean Witter Special Value Fund
(60)     Morgan Stanley Dean Witter Strategist Fund
(61)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(62)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(63)     Morgan Stanley Dean Witter Tax-Managed Growth Fund
(64)     Morgan Stanley Dean Witter Technology Fund
(65)     Morgan Stanley Dean Witter Total Market Index Fund
(66)     Morgan Stanley Dean Witter Total Return Trust
(67)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(68)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(69)     Morgan Stanley Dean Witter Utilities Fund
(70)     Morgan Stanley Dean Witter Value-Added Market Series
(71)     Morgan Stanley Dean Witter Value Fund
(72)     Morgan Stanley Dean Witter Variable Investment Series
(73)     Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------------         --------------------------------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors")
                                    and Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"); President,
                                    Chief Executive Officer and Director of Morgan Stanley Dean Witter
                                    Services Company Inc. ("MSDW Services"); President of the Morgan
                                    Stanley Dean Witter Funds; Executive Vice President and Director of
                                    Dean Witter Reynolds Inc. ("DWR"); Director of various MSDW subsidiaries; Trustee of various Van Kampen investment companies.

Barry Fink                          General Counsel of Asset Management of MSDW;
Executive Vice President,           Executive Vice President, Secretary, General Counsel
Secretary, General Counsel          and Director of MSDW Services; Vice President and
and Director                        Secretary of MSDW Distributors;  Vice President,  Secretary and General
                                    Counsel of the Morgan Stanley Dean Witter Funds.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds;
Executive Vice President            Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison                   Executive Vice President, Chief Administrative Officer
Executive Vice President,           and Director of MSDW Services; Vice President of the
Chief Administrative                Morgan Stanley Dean Witter Funds.
Officer and Director

Edward C. Oelsner, III
Executive Vice President

Joseph R. Arcieri                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the High
Yield Group

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------------         ------------------------------------------------------------------
Rosalie Clough
Senior Vice President
and Director of Marketing

Richard G. DeSalvo
Senior Vice President
and Director of Investment
Management Services

Richard Felegy
Senior Vice President

Sheila A. Finnerty                  Vice President of Morgan Stanley Dean Witter Prime
Senior Vice President               Income Trust.

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
Director of the Research
Group

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors and MSDW Trust and Director of MSDW Trust; Vice
                                    President of the Morgan Stanley Dean Witter Funds.

Rajesh K. Gupta                     Management and Vice President of various Morgan
Senior Vice President               Stanley Dean Witter Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------------         --------------------------------------------------------------------------

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of Sector
Rotation

Lou Anne D. McInnis                 Senior Vice President and Assistant Secretary of MSDW
Senior Vice President and           Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Carsten Otto                        Senior Vice President and Assistant Secretary of MSDW
Senior Vice President               Services; Assistant Secretary of MSDW Distributors and
and Assistant Secretary             the Morgan Stanley Dean Witter Funds.

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Money
Market Group

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Ruth Rossi                          Senior Vice President and Assistant Secretary of MSDW
Senior Vice President and           Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
Group

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway Jr.
Senior Vice President

Katherine H. Stromberg              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------------         ---------------------------------------------------------------
James P. Wallin
Senior Vice President

James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Raymond A. Basile
First Vice President

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and Accounting
Treasurer                           Officer of the Morgan Stanley Dean Witter Funds.

Thomas Chronert
First Vice President

Richard Colville                    First Vice President and Controller of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; First Vice
and Controller                      President and Treasurer of MSDW Trust.

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary of MSDW Distributors and the Morgan Stanley
                                    Dean Witter Funds.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

David Johnson
First Vice President

Stanley Kapica
First Vice President

Douglas J. Ketterer
First Vice President

Todd Lebo                           First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Carl F. Sadler
First Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------------         ------------------------------------------------------------
Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz                       Vice President of Morgan Stanley Dean Witter Global
Vice President                      Utilities Fund.

Sean Aurigemma
Vice President

Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Thomas A. Bergeron
Vice President

Philip Bernstein
Vice President

Dale Boettcher
Vice President

Michelina Calandrella
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Christie Carr-Waldron
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Annette Celenza
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------------         -------------------------------------------------------
Aaron Clark                         Vice President of Morgan Stanley Dean Witter Market
Vice President                      Leader Trust.

William Connerly
Vice President

Virginia Connors
Vice President

Michael J. Davey
Vice President

David Dineen                        Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Michele Eng
Vice President

June Ewers
Vice President

Jeffrey D. Geffen                   Vice President of Morgan Stanley Dean Witter U.S.
Vice President                      Government Securities Trust.

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity Burke
Vice President

Peter Gewirtz
Vice President

Mina Gitsevich
Vice President

Ellen Gold
Vice President

Amy Golub
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------------         ---------------------------------------------------------
Stephen Greenhut
Vice President

Joan Hamilton
Vice President

Trey Hancock
Vice President

Matthew T. Haynes                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann Jr.                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President

Thomas G. Hudson II
Vice President

Linda Jones
Vice President

Norman Jones
Vice President

Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carol Espejo-Kane
Vice President

Nancy Karole Kennedy
Vice President

Natasha Kassian                     Vice President and Assistant Secretary of MSDW
Vice President and                  Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------------         -------------------------------------------------------------
Lester Lay
Vice President

Phuong Le
Vice President

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Cameron J. Livingstone
Vice President

Nancy Login Cole
Vice President

Sharon Loguercio
Vice President

Stephanie Lovinger
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                 Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Peter R. McDowell
Vice President

Albert McGarity
Vice President

Teresa McRoberts                    Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mark Mitchell
Vice President

Thomas Moore
Vice President

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mary Beth Mueller
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------------         ----------------------------------------------------------------
David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Daniel Niland
Vice President

Richard Norris
Vice President

Hilary A. O'Neill
Vice President

Steven Orlov
Vice President

Mori Paulsen
Vice President

Mary Anne Picciotto
Vice President

Anne Pickrell
Vice President

Christine Reisch
Vice President

Reginald Rigaud
Vice President

Frances Roman
Vice President

Dawn Rorke
Vice President

John Roscoe                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Hugh Rose
Vice President

Robert Rossetti                     Vice President of Morgan Stanley Dean Witter Competitive
Vice President                      Edge Fund.

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------------         -------------------------------------------------------
Sally Sancimino                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Donna Savoca
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Alison M. Sharkey
Vice President

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

George Silfen
Vice President

Ronald B. Silvestri                 Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Herbert Simon
Vice President

Martha Slezak
Vice President

Frank Smith
Vice President

Otha Smith
Vice President

Stuart Smith
Vice President

Robert Stearns
Vice President

Naomi Stein
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
---------------------------         ------------------------------------------------------
William Stevens
Vice President

Michael Strayhorn
Vice President

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Bradford Thomas
Vice President

Barbara Toich
Vice President

Robert Vanden Assem
Vice President

Frank Vindigni
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President

               The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.    PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust

(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley Dean Witter 21st Century Trend Fund
(8)      Morgan Stanley Dean Witter Aggressive Equity Fund
(9)      Morgan Stanley Dean Witter All Star Growth Fund
(10)     Morgan Stanley Dean Witter American Opportunities Fund
(11)     Morgan Stanley Dean Witter Balanced Growth Fund
(12)     Morgan Stanley Dean Witter Balanced Income Fund
(13)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(14)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(15)     Morgan Stanley Dean Witter Capital Growth Securities
(16)     Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS
           PORTFOLIO"
(17)     Morgan Stanley Dean Witter Convertible Securities Trust
(18)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(19)     Morgan Stanley Dean Witter Diversified Income Trust
(20)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(21)     Morgan Stanley Dean Witter Equity Fund
(22)     Morgan Stanley Dean Witter European Growth Fund Inc.
(23)     Morgan Stanley Dean Witter Federal Securities Trust
(24)     Morgan Stanley Dean Witter Financial Services Trust
(25)     Morgan Stanley Dean Witter Fund of Funds
(26)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(27)     Morgan Stanley Dean Witter Global Utilities Fund
(28)     Morgan Stanley Dean Witter Growth Fund
(29)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(30)     Morgan Stanley Dean Witter Health Sciences Trust
(31)     Morgan Stanley Dean Witter High Yield Securities Inc.
(32)     Morgan Stanley Dean Witter Income Builder Fund
(33)     Morgan Stanley Dean Witter Information Fund
(34)     Morgan Stanley Dean Witter Intermediate Income Securities
(35)     Morgan Stanley Dean Witter International Fund
(36)     Morgan Stanley Dean Witter International SmallCap Fund
(37)     Morgan Stanley Dean Witter Japan Fund
(38)     Morgan Stanley Dean Witter Latin American Growth Fund
(39)     Morgan Stanley Dean Witter Limited Term Municipal Trust
(40)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(41)     Morgan Stanley Dean Witter Market Leader Trust
(42)     Morgan Stanley Dean Witter Mid-Cap Equity Trust
(43)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(44)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(45)     Morgan Stanley Dean Witter New Discoveries Fund
(46)     Morgan Stanley Dean Witter New York Municipal Money Market Trust
(47)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(48)     Morgan Stanley Dean Witter Next Generation Trust
(49)     Morgan Stanley Dean Witter North American Government Income Trust
(50)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(51)     Morgan Stanley Dean Witter Prime Income Trust
(52)     Morgan Stanley Dean Witter Real Estate Fund
(53)     Morgan Stanley Dean Witter S&P 500 Index Fund
(54)     Morgan Stanley Dean Witter S&P 500 Select Fund
(55)     Morgan Stanley Dean Witter Short-Term Bond Fund

(56)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(57)     Morgan Stanley Dean Witter Small Cap Growth Fund
(58)     Morgan Stanley Dean Witter Special Value Fund
(59)     Morgan Stanley Dean Witter Strategist Fund
(60)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(61)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(62)     Morgan Stanley Dean Witter Tax-Managed Growth Fund
(63)     Morgan Stanley Dean Witter Technology Fund
(64)     Morgan Stanley Dean Witter Total Market Index Fund
(65)     Morgan Stanley Dean Witter Total Return Trust
(66)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(67)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(68)     Morgan Stanley Dean Witter Utilities Fund
(69)     Morgan Stanley Dean Witter Value-Added Market Series
(70)     Morgan Stanley Dean Witter Value Fund
(71)     Morgan Stanley Dean Witter Variable Investment Series
(72)     Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

Name                    Positions and Office with MSDW Distributors
----                    --------------------------------------------

James F. Higgins        Director

Philip J. Purcell       Director

John Schaeffer          Director

Charles Vadala          Senior Vice President and Financial Principal.

Item 28.   LOCATION OF ACCOUNTS AND RECORDS

               All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.   MANAGEMENT SERVICES

               Registrant is not a party to any such management-related service contract.

Item 30.   UNDERTAKINGS

               Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of December, 2000.

                                  MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND

                                  By: /s/ Barry Fink
                                      --------------------------------
                                          Barry Fink
                                          Vice President and Secretary

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                                  Title                               Date
         ----------                                  -----                               ----
(1) Principal Executive Officer            Chairman, Chief Executive Officer
                                           and Trustee

By:/s/  Charles A. Fiumefreddo                                                          12/27/00
   ---------------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer            Treasurer and Principal
                                           Accounting Officer

By: /s/  Thomas F. Caloia                                                               12/27/00
    --------------------------------
         Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By: /s/   Barry Fink                                                                    12/27/00
    --------------------------------
          Barry Fink
          Attorney-in-Fact

    Michael Bozic          Manuel H. Johnson
    Edwin J. Garn          Michael E. Nugent
    Wayne E. Hedien        John L. Schroeder

By: /s/   David M. Butowsky                                                             12/27/00
    --------------------------------
         David M. Butowsky
         Attorney-in-Fact

                  MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND

                            PART C OTHER INFORMATION

8(a). Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB

10(a).      Consent of Independent Auditors

10(b).      Consent of PricewaterhouseCoopers LLP

14.         Amended Multi-Class Plan pursuant to Rule 18f-3

16(a). Codes of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc.

16(b).      Code of Ethics of the Morgan Stanley Dean Witter Funds

16(c).      Code of Ethics of Morgan Stanley Dean Witter Investment Management
            Inc.

Other       Power of Attorney of James F. Higgins